Not FDIC Insured May Lose Value No Bank Guarantee
FCF-Q3PH

Schedules of Investments
(unaudited)
Franklin DynaTech Fund 2
Franklin Growth Fund 6
Franklin Income Fund 10
Franklin U.S. Government Securities Fund 33
Franklin Utilities Fund 35
Notes to Schedules of Investments 37

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2025
Franklin DynaTech Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.5%
Aerospace & Defense 3.4%
a
Axon Enterprise, Inc. ................................. United States 925,000 $ 765,844,500
a,b
Karman Holdings, Inc. ................................ United States 800,000 40,296,000
a
Kratos Defense & Security Solutions, Inc. ................. United States 2,250,000 104,512,500
a
Rocket Lab Corp. ................................... United States 600,000 21,462,000
932,115,000
Automobiles 2.4%
BYD Co. Ltd. , H .................................... China 600,000 9,342,020
a
Tesla, Inc. ......................................... United States 2,000,000 635,320,000
644,662,020
Biotechnology 2.0%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 100,000 32,609,000
a
Argenx SE ........................................ Netherlands 200,000 110,716,585
a
Ascendis Pharma A/S , ADR ........................... Denmark 375,000 64,725,000
a
Caris Life Sciences, Inc. .............................. United States 204,200 5,456,224
a
Insmed, Inc. ....................................... United States 400,000 40,256,000
a
Natera, Inc. ........................................ United States 1,500,000 253,410,000
a
Vertex Pharmaceuticals, Inc. ........................... United States 100,000 44,520,000
551,692,809
Broadline Retail 9.9%
a
Amazon.com, Inc. ................................... United States 10,000,000 2,193,900,000
a
MercadoLibre, Inc. .................................. Brazil 200,000 522,726,000
2,716,626,000
Capital Markets 1.6%
Moody's Corp. ...................................... United States 50,000 25,079,500
a
Robinhood Markets, Inc. , A ............................ United States 1,250,000 117,037,500
Tradeweb Markets, Inc. , A ............................. United States 2,000,000 292,800,000
434,917,000
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................. United States 1,400,000 143,234,000
Construction & Engineering 0.1%
Quanta Services, Inc. ................................ United States 100,000 37,808,000
Diversified Consumer Services 0.2%
a
Duolingo, Inc. , A .................................... United States 150,000 61,503,000
Electrical Equipment 0.2%
GE Vernova, Inc. .................................... United States 100,000 52,915,000
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp. , A .................................. United States 1,600,000 158,000,000
a
Celestica, Inc. ...................................... Canada 1,700,000 265,387,000
423,387,000
Energy Equipment & Services 0.3%
Baker Hughes Co. , A ................................. United States 1,000,000 38,340,000
a
Oceaneering International, Inc. ......................... United States 1,000,000 20,720,000
TechnipFMC plc .................................... United Kingdom 1,000,000 34,440,000
93,500,000
Entertainment 4.0%
a
Netflix, Inc. ........................................ United States 400,000 535,652,000
a
ROBLOX Corp. , A ................................... United States 1,500,000 157,800,000
a
Sea Ltd. , ADR ...................................... Singapore 1,500,000 239,910,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
a
Spotify Technology SA ................................ United States 200,000 $ 153,468,000
1,086,830,000
Financial Services 5.1%
a
Affirm Holdings, Inc. , A ............................... United States 100,000 6,914,000
a,b
Chime Financial, Inc. , A ............................... United States 331,100 11,426,261
Mastercard, Inc. , A .................................. United States 1,700,000 955,298,000
a
Toast, Inc. , A ....................................... United States 1,200,000 53,148,000
Visa, Inc. , A ........................................ United States 1,050,000 372,802,500
1,399,588,761
Ground Transportation 0.3%
a
Uber Technologies, Inc. ............................... United States 1,000,000 93,300,000
Health Care Equipment & Supplies 2.5%
a
Boston Scientific Corp. ............................... United States 900,000 96,669,000
a
IDEXX Laboratories, Inc. .............................. United States 50,000 26,817,000
a
Intuitive Surgical, Inc. ................................ United States 1,000,000 543,410,000
a
Kestra Medical Technologies Ltd. ....................... United States 300,000 4,974,000
Stryker Corp. ...................................... United States 50,000 19,781,500
691,651,500
Health Care Providers & Services 0.4%
a
Guardant Health, Inc. ................................ United States 1,250,000 65,050,000
a
HealthEquity, Inc. ................................... United States 200,000 20,952,000
a,b
Hinge Health, Inc. , A ................................. United States 520,100 26,915,175
112,917,175
Health Care Technology 1.2%
a
Doximity, Inc. , A .................................... United States 2,000,000 122,680,000
Pro Medicus Ltd. .................................... Australia 500,000 93,567,343
a
Veeva Systems, Inc. , A ............................... United States 350,000 100,793,000
317,040,343
Hotels, Restaurants & Leisure 2.3%
Booking Holdings, Inc. ............................... United States 50,000 289,462,000
a
DoorDash, Inc. , A ................................... United States 1,200,000 295,812,000
a
MakeMyTrip Ltd. .................................... India 500,000 49,010,000
634,284,000
Insurance 0.1%
a
Root, Inc. , A ....................................... United States 200,000 25,594,000
Interactive Media & Services 10.0%
Alphabet, Inc. , A .................................... United States 6,000,000 1,057,380,000
Meta Platforms, Inc. , A ............................... United States 2,250,000 1,660,702,500
a
Reddit, Inc. , A ...................................... United States 150,000 22,585,500
c
Scout24 SE , 144A , Reg S ............................. Germany 50,000 6,902,442
2,747,570,442
IT Services 3.6%
a
Cloudflare, Inc. , A ................................... United States 2,100,000 411,243,000
a
Shopify, Inc. , A ..................................... Canada 5,000,000 576,684,413
a
Snowflake, Inc. , A ................................... United States 50,000 11,188,500
999,115,913
Life Sciences Tools & Services 0.2%
a,c
Samsung Biologics Co. Ltd. , 144A , Reg S ................. South Korea 20,000 14,676,353

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a,b
Tempus AI, Inc. , A ................................... United States 540,000 $ 34,311,600
48,987,953
Pharmaceuticals 1.8%
a
Corcept Therapeutics, Inc. ............................ United States 200,000 14,680,000
Eli Lilly & Co. ...................................... United States 600,000 467,718,000
a
Ligand Pharmaceuticals, Inc. ........................... United States 160,000 18,188,800
500,586,800
Professional Services 0.2%
Verisk Analytics, Inc. , A ............................... United States 200,000 62,300,000
Semiconductors & Semiconductor Equipment 20.2%
Analog Devices, Inc. ................................. United States 1,000,000 238,020,000
a
ARM Holdings plc , ADR .............................. United States 200,000 32,348,000
ASM International NV ................................ Netherlands 100,000 64,147,763
ASML Holding NV , ADR .............................. Netherlands 200,000 160,278,000
Broadcom, Inc. ..................................... United States 4,500,000 1,240,425,000
KLA Corp. ......................................... United States 200,000 179,148,000
Lam Research Corp. ................................. United States 2,000,000 194,680,000
Monolithic Power Systems, Inc. ......................... United States 250,000 182,845,000
NVIDIA Corp. ...................................... United States 19,000,000 3,001,810,000
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 1,100,000 249,139,000
5,542,840,763
Software 23.3%
a
AppLovin Corp. , A ................................... United States 1,100,000 385,088,000
a
Aurora Innovation, Inc. , A ............................. United States 1,500,000 7,860,000
a
Cadence Design Systems, Inc. ......................... United States 1,500,000 462,225,000
a,b
Circle Internet Group, Inc. , A ........................... United States 118,300 21,446,607
Constellation Software, Inc. ............................ Canada 85,000 311,673,949
a
Crowdstrike Holdings, Inc. , A ........................... United States 250,000 127,327,500
a
Descartes Systems Group, Inc. (The) .................... Canada 900,000 91,480,500
a
Fair Isaac Corp. .................................... United States 25,000 45,699,000
a
Fortinet, Inc. ....................................... United States 1,100,000 116,292,000
a
Guidewire Software, Inc. .............................. United States 300,000 70,635,000
a
HubSpot, Inc. ...................................... United States 250,000 139,157,500
Intuit, Inc. ......................................... United States 250,000 196,907,500
a
Klaviyo, Inc. , A ..................................... United States 1,000,000 33,580,000
a
Life360, Inc. ....................................... United States 350,000 22,837,500
a,c
Lumine Group, Inc. , Reg S ............................ Canada 500,000 17,561,961
Microsoft Corp. ..................................... United States 4,500,000 2,238,345,000
a
Monday.com Ltd. .................................... United States 350,000 110,068,000
a
Palantir Technologies, Inc. , A ........................... United States 1,200,000 163,584,000
a
Palo Alto Networks, Inc. .............................. United States 2,000,000 409,280,000
Salesforce, Inc. ..................................... United States 100,000 27,269,000
a
ServiceNow, Inc. .................................... United States 800,000 822,464,000
a
ServiceTitan, Inc. , A ................................. United States 800,000 85,744,000
a
Synopsys, Inc. ..................................... United States 750,000 384,510,000
a
Tyler Technologies, Inc. ............................... United States 200,000 118,568,000
6,409,604,017
Specialty Retail 0.3%
a
Carvana Co. , A ..................................... United States 225,000 75,816,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 45 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc. ........................................ United States 2,500,000 $ 512,925,000
Total Common Stocks (Cost $ 10,653,576,508 ) .................................
27,353,312,496
Warrants
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ..................... Canada 50,000 —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 10,653,576,508 ) ..........................
27,353,312,496
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 141,639,528 141,639,528
Total Money Market Funds (Cost $ 141,639,528 ) ...............................
141,639,528
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 50,435,000 50,435,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 50,435,000 ) .........................................................
50,435,000
Total Short Term Investments (Cost $ 192,074,528 ) .............................
192,074,528
a
Total Investments (Cost $ 10,845,651,036 ) 100.2% .............................
$27,545,387,024
Other Assets, less Liabilities (0.2) % .........................................
(56,353,062)
Net Assets 100.0% .........................................................
$27,489,033,962
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $39,140,756, representing 0.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2025
Franklin Growth Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.0%
Aerospace & Defense 4.5%
BWX Technologies, Inc. .............................. United States 1,291,198 $ 186,009,984
Curtiss-Wright Corp. ................................. United States 273,322 133,531,463
Northrop Grumman Corp. ............................. United States 540,587 270,282,688
RTX Corp. ........................................ United States 1,445,967 211,140,102
800,964,237
Beverages 1.1%
a
Monster Beverage Corp. .............................. United States 3,089,123 193,502,665
Biotechnology 1.3%
AbbVie, Inc. ....................................... United States 418,663 77,712,226
Amgen, Inc. ....................................... United States 553,786 154,622,589
232,334,815
Broadline Retail 4.5%
a
Amazon.com, Inc. ................................... United States 3,683,358 808,091,912
Building Products 2.5%
Johnson Controls International plc ....................... United States 1,422,000 150,191,640
Trane Technologies plc ............................... United States 666,372 291,477,777
441,669,417
Capital Markets 5.7%
BlackRock, Inc. ..................................... United States 118,955 124,813,534
Blackstone, Inc. .................................... United States 943,026 141,057,829
Charles Schwab Corp. (The) ........................... United States 2,020,153 184,318,759
Intercontinental Exchange, Inc. ......................... United States 1,297,519 238,055,811
S&P Global, Inc. .................................... United States 336,752 177,565,962
Tradeweb Markets, Inc. , A ............................. United States 1,084,847 158,821,601
1,024,633,496
Chemicals 3.2%
Air Products and Chemicals, Inc. ........................ United States 455,151 128,379,891
Ecolab, Inc. ........................................ United States 567,756 152,976,177
Linde plc .......................................... United States 638,703 299,666,673
581,022,741
Commercial Services & Supplies 0.8%
Republic Services, Inc. , A ............................. United States 592,563 146,131,961
Construction Materials 1.0%
Martin Marietta Materials, Inc. .......................... United States 321,258 176,357,792
Consumer Staples Distribution & Retail 1.3%
Costco Wholesale Corp. .............................. United States 243,490 241,040,491
Electric Utilities 0.9%
NextEra Energy, Inc. ................................. United States 2,455,029 170,428,113
Electrical Equipment 1.5%
AMETEK, Inc. ...................................... United States 733,544 132,742,122
Eaton Corp. plc ..................................... United States 399,955 142,779,936
275,522,058
Electronic Equipment, Instruments & Components 4.2%
Amphenol Corp. , A .................................. United States 4,914,601 485,316,849
TE Connectivity plc .................................. Switzerland 1,558,772 262,918,073
748,234,922

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 1.3%
a
Netflix, Inc. ........................................ United States 167,500 $ 224,304,275
Financial Services 4.4%
Mastercard, Inc. , A .................................. United States 896,433 503,741,560
Visa, Inc. , A ........................................ United States 825,886 293,230,824
796,972,384
Ground Transportation 2.8%
Canadian Pacific Kansas City Ltd. ....................... Canada 1,294,021 102,577,045
Old Dominion Freight Line, Inc. ......................... United States 368,047 59,734,028
a
Uber Technologies, Inc. ............................... United States 535,535 49,965,416
Union Pacific Corp. .................................. United States 1,259,692 289,829,935
502,106,424
Health Care Equipment & Supplies 3.4%
Abbott Laboratories .................................. United States 712,365 96,888,764
a
Intuitive Surgical, Inc. ................................ United States 589,930 320,573,861
Stryker Corp. ...................................... United States 475,568 188,148,968
605,611,593
Health Care Providers & Services 0.5%
UnitedHealth Group, Inc. .............................. United States 315,027 98,278,973
Health Care Technology 0.5%
a
Veeva Systems, Inc. , A ............................... United States 300,650 86,581,187
Hotels, Restaurants & Leisure 2.0%
a
Airbnb, Inc. , A ...................................... United States 557,103 73,727,011
Booking Holdings, Inc. ............................... United States 27,067 156,697,359
a
Chipotle Mexican Grill, Inc. , A .......................... United States 2,363,334 132,701,204
363,125,574
Industrial REITs 0.5%
Prologis, Inc. ....................................... United States 807,858 84,922,033
Interactive Media & Services 4.3%
Alphabet, Inc. , A .................................... United States 1,343,809 236,819,460
Alphabet, Inc. , C .................................... United States 2,027,217 359,608,024
Meta Platforms, Inc. , A ............................... United States 233,900 172,639,251
769,066,735
IT Services 0.5%
a,b,c
Canva, Inc. , B ...................................... Australia 25,413 35,621,615
a
Shopify, Inc. , A ..................................... Canada 395,523 45,623,578
81,245,193
Life Sciences Tools & Services 3.6%
Agilent Technologies, Inc. ............................. United States 997,758 117,745,422
Danaher Corp. ..................................... United States 1,088,164 214,955,916
a
Mettler-Toledo International, Inc. ........................ United States 143,347 168,392,588
Thermo Fisher Scientific, Inc. .......................... United States 355,783 144,255,775
645,349,701
Machinery 3.5%
Deere & Co. ....................................... United States 339,947 172,859,650
Ingersoll Rand, Inc. .................................. United States 1,902,461 158,246,706
Parker-Hannifin Corp. ................................ United States 229,615 160,379,189

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Xylem, Inc. ........................................ United States 1,049,859 $ 135,809,760
627,295,305
Pharmaceuticals 2.4%
AstraZeneca plc , ADR ................................ United Kingdom 2,027,295 141,667,375
Eli Lilly & Co. ...................................... United States 370,620 288,909,408
430,576,783
Professional Services 0.5%
Automatic Data Processing, Inc. ........................ United States 101,095 31,177,698
Verisk Analytics, Inc. , A ............................... United States 171,219 53,334,718
84,512,416
Semiconductors & Semiconductor Equipment 13.9%
a,d
ARM Holdings plc , ADR .............................. United States 342,492 55,394,656
ASML Holding NV , ADR .............................. Netherlands 398,976 319,735,377
Broadcom, Inc. ..................................... United States 1,269,700 349,992,805
Lam Research Corp. ................................. United States 274,282 26,698,610
Monolithic Power Systems, Inc. ......................... United States 332,640 243,286,243
NVIDIA Corp. ...................................... United States 8,466,156 1,337,567,986
Texas Instruments, Inc. ............................... United States 747,789 155,255,952
2,487,931,629
Software 17.6%
a
Autodesk, Inc. ...................................... United States 736,342 227,949,393
b,c
Checkout Payments Group Ltd. , B ....................... United Kingdom 96,603 11,474,006
a
Crowdstrike Holdings, Inc. , A ........................... United States 127,537 64,955,870
Intuit, Inc. ......................................... United States 415,915 327,587,131
Microsoft Corp. ..................................... United States 2,642,586 1,314,448,702
a
Palo Alto Networks, Inc. .............................. United States 440,000 90,041,600
a,b,c
Plaid, Inc. , A ....................................... Japan 98,050 18,973,791
a
PTC, Inc. ......................................... United States 936,078 161,323,683
Salesforce, Inc. ..................................... United States 513,173 139,937,145
a
ServiceNow, Inc. .................................... United States 414,166 425,795,781
a,b,c
Stripe, Inc. , B ...................................... United States 540,043 19,441,548
a
Synopsys, Inc. ..................................... United States 516,110 264,599,275
a
Tyler Technologies, Inc. ............................... United States 138,488 82,101,226
3,148,629,151
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc. ........................................ United States 2,286,313 469,082,838
Trading Companies & Distributors 1.2%
Fastenal Co. ....................................... United States 5,005,874 210,246,708
Total Common Stocks (Cost $ 4,564,868,009 ) ..................................
17,555,773,522
Convertible Preferred Stocks 0.8%
IT Services 0.0%
†
a,b,c
Canva, Inc. , A ...................................... Australia 2,353 3,298,220
a,b,c
Canva, Inc. , A-3 .................................... Australia 94 131,761
a,b,c
Canva, Inc. , A-4 .................................... Australia 8 11,214
a,b,c
Canva, Inc. , A-5 .................................... Australia 5 7,008
3,448,203
Software 0.5%
a,b,c
Gusto, Inc. , E ...................................... United States 822,494 22,809,710

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 44.
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Software (continued)
a,b,c
OneTrust LLC , C .................................... United States 849,894 $ 13,359,715
a,b,c
Stripe, Inc. , I ....................................... United States 1,759,545 63,343,620
99,513,045
Trading Companies & Distributors 0.3%
a,b,c
Anduril Industries, Inc. , F .............................. United States 1,150,134 47,020,698
a
Total Convertible Preferred Stocks (Cost $ 106,287,288 ) ........................
149,981,946
Preferred Stocks 0.7%
Life Sciences Tools & Services 0.7%
e
Sartorius AG , 0 .34% ................................. Germany 456,335 116,227,530
Total Preferred Stocks (Cost $ 158,101,436 ) ...................................
116,227,530
Total Long Term Investments (Cost $ 4,829,256,733 ) ...........................
17,821,982,998
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 123,202,832 123,202,832
Total Money Market Funds (Cost $ 123,202,832 ) ...............................
123,202,832
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 1,780,000 1,780,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 1,780,000 ) ..........................................................
1,780,000
Total Short Term Investments (Cost $ 124,982,832 ) .............................
124,982,832
a
Total Investments (Cost $ 4,954,239,565 ) 100.2% ..............................
$17,946,965,830
Other Assets, less Liabilities (0.2) % .........................................
(32,286,989)
Net Assets 100.0% .........................................................
$17,914,678,841
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
A portion or all of the security is on loan at June 30, 2025.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 6 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2025
Franklin Income Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 25.3%
Aerospace & Defense 0.8%
a
Lockheed Martin Corp. ............................... United States 1,000,000 $ 463,140,000
Northrop Grumman Corp. ............................. United States 250,000 124,995,000
588,135,000
Air Freight & Logistics 0.6%
United Parcel Service, Inc. , B .......................... United States 4,000,000 403,760,000
Automobiles 0.2%
Mercedes-Benz Group AG ............................ Germany 2,500,000 145,650,401
Banks 1.2%
a
Bank of America Corp. ............................... United States 1,000,000 47,320,000
Citigroup, Inc. ...................................... United States 500,000 42,560,000
Fifth Third Bancorp .................................. United States 5,000,000 205,650,000
a
PNC Financial Services Group, Inc. (The) ................. United States 1,250,000 233,025,000
Truist Financial Corp. ................................ United States 1,000,000 42,990,000
a
US Bancorp ....................................... United States 7,500,000 339,375,000
910,920,000
Beverages 1.6%
Coca-Cola Co. (The) ................................. United States 1,000,000 70,750,000
PepsiCo, Inc. ...................................... United States 8,500,000 1,122,340,000
1,193,090,000
Biotechnology 1.4%
a
AbbVie, Inc. ....................................... United States 3,885,157 721,162,842
a
Amgen, Inc. ....................................... United States 1,000,000 279,210,000
1,000,372,842
Capital Markets 0.5%
a
BlackRock, Inc. ..................................... United States 200,000 209,850,000
a
Morgan Stanley ..................................... United States 987,800 139,141,508
348,991,508
Chemicals 1.1%
a
Air Products and Chemicals, Inc. ........................ United States 1,250,000 352,575,000
a
Albemarle Corp. .................................... United States 4,000,000 250,680,000
BASF SE ......................................... Germany 2,500,000 123,648,806
LyondellBasell Industries NV , A ......................... United States 1,500,000 86,790,000
813,693,806
Communications Equipment 0.2%
a
Cisco Systems, Inc. ................................. United States 2,497,500 173,276,550
Diversified Telecommunication Services 0.4%
a
Verizon Communications, Inc. .......................... United States 7,000,000 302,890,000
Electric Utilities 2.1%
a
Duke Energy Corp. .................................. United States 2,250,000 265,500,000
a
NextEra Energy, Inc. ................................. United States 6,500,315 451,251,867
a
Southern Co. (The) .................................. United States 7,000,000 642,810,000
Xcel Energy, Inc. .................................... United States 3,000,000 204,300,000
1,563,861,867
Energy Equipment & Services 0.2%
a
Schlumberger NV ................................... United States 5,000,000 169,000,000
Food Products 0.6%
Mondelez International, Inc. , A .......................... United States 500,000 33,720,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
b
Nestle SA , ADR .................................... United States 4,000,000 $ 397,280,000
431,000,000
Ground Transportation 1.0%
a
Norfolk Southern Corp. ............................... United States 300,000 76,791,000
a
Union Pacific Corp. .................................. United States 3,000,000 690,240,000
767,031,000
Health Care Equipment & Supplies 0.2%
a
Medtronic plc ...................................... United States 1,340,000 116,807,800
Health Care Providers & Services 0.2%
a
Cigna Group (The) .................................. United States 400,000 132,232,000
Household Products 1.3%
a
Procter & Gamble Co. (The) ........................... United States 6,000,000 955,920,000
IT Services 0.3%
a
Accenture plc , A .................................... Ireland 250,000 74,722,500
a
International Business Machines Corp. ................... United States 500,000 147,390,000
222,112,500
Machinery 0.1%
Illinois Tool Works, Inc. ............................... United States 400,000 98,900,000
Media 0.1%
a
Comcast Corp. , A ................................... United States 2,600,000 92,794,000
Metals & Mining 0.3%
Rio Tinto plc , ADR ................................... Australia 3,500,000 204,155,000
Multi-Utilities 0.9%
a
Dominion Energy, Inc. ................................ United States 6,750,000 381,510,000
a
Sempra, Inc. ....................................... United States 4,000,000 303,080,000
684,590,000
Oil, Gas & Consumable Fuels 4.6%
a
BP plc , ADR ....................................... United States 11,750,186 351,683,067
a
Chevron Corp. ..................................... United States 8,000,000 1,145,520,000
a
ConocoPhillips ..................................... United States 4,000,000 358,960,000
a
Exxon Mobil Corp. ................................... United States 9,750,000 1,051,050,000
a
Shell plc , ADR ...................................... United States 4,000,000 281,640,000
TotalEnergies SE , ADR ............................... France 4,000,000 245,560,000
3,434,413,067
Pharmaceuticals 3.8%
AstraZeneca plc , ADR ................................ United Kingdom 2,000,000 139,760,000
c
Bausch Health Cos., Inc. .............................. United States 792,748 5,279,702
a
Bristol-Myers Squibb Co. .............................. United States 4,500,000 208,305,000
c,d
Endo, Inc. ......................................... United States 4,484,322 94,112,466
a
Johnson & Johnson ................................. United States 8,000,000 1,222,000,000
a
Merck & Co., Inc. ................................... United States 11,000,000 870,760,000
Pfizer, Inc. ......................................... United States 10,000,000 242,400,000
2,782,617,168
Semiconductors & Semiconductor Equipment 0.7%
a
Marvell Technology, Inc. .............................. United States 1,250,000 96,750,000
a
Microchip Technology, Inc. ............................ United States 3,000,000 211,110,000
a
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 1,000,000 226,490,000
534,350,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 0.8%
a
Home Depot, Inc. (The) ............................... United States 1,065,000 $ 390,471,600
a
Lowe's Cos., Inc. .................................... United States 1,000,000 221,870,000
612,341,600
Textiles, Apparel & Luxury Goods 0.1%
a
NIKE, Inc. , B ....................................... United States 1,000,000 71,040,000
Total Common Stocks (Cost $ 17,720,459,189 ) .................................
18,753,946,109
Management Investment Companies 0.8%
Capital Markets 0.8%
e
Clarion Partners Real Estate Income Fund, Inc. , Class I ...... United States 7,867,833 90,952,147
e,f
Franklin BSP Real Estate Debt BDC ..................... United States 19,143,066 522,915,156
613,867,303
Total Management Investment Companies (Cost $ 598,328,345 ) .................
613,867,303
Equity-Linked Securities 19.8%
Aerospace & Defense 1.6%
g
Barclays Bank plc into RTX Corp. , 144A, 7.5% , 10/16/25 ...... United States 2,100,000 266,307,539
g
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 1,500,000 260,484,832
g
Goldman Sachs Bank USA into RTX Corp. , 144A, 7.5% , 3/31/26 United States 1,560,000 212,862,658
g
JPMorgan Chase Bank NA into Boeing Co. (The) , 144A, 10% ,
1/22/26 ......................................... United States 1,275,000 241,650,396
g
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 8% , 5/14/26 United States 865,000 169,463,377
1,150,768,802
Banks 1.5%
g
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 5,400,000 231,667,891
g
Royal Bank of Canada into Citigroup, Inc. , 144A, 8.5% , 8/27/25 . United States 3,700,000 253,146,837
g
Royal Bank of Canada into Truist Financial Corp. , 144A, 8.5% ,
8/04/25 ......................................... United States 2,420,000 104,737,803
g
UBS AG into Bank of America Corp. , 144A, 8% , 1/28/26 ...... United States 5,000,000 236,100,406
g
Wells Fargo Bank NA into Citigroup, Inc. , 144A, 8.5% , 2/25/26 .. United States 2,900,000 245,641,667
1,071,294,604
Biotechnology 0.3%
g
Mizuho Markets Cayman LP into Amgen, Inc. , 144A, 10% ,
6/15/26 ......................................... United States 855,000 239,588,844
Broadline Retail 0.3%
g
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 1,150,000 243,227,623
Capital Markets 0.2%
g
Merrill Lynch BV into Morgan Stanley , 144A, 9% , 7/14/25 ..... United States 1,650,000 177,734,133
Communications Equipment 0.7%
g
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 7.5% ,
3/18/26 ......................................... United States 4,100,000 274,895,297
g
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% ,
9/17/25 ......................................... United States 5,000,000 273,250,141
548,145,438
Consumer Staples Distribution & Retail 0.7%
g
Barclays Bank plc into Target Corp. , 144A, 10% , 12/29/25 ..... United States 1,700,000 174,412,645
g
Toronto-Dominion Bank (The) into Target Corp. , 144A, 12% ,
6/30/26 ......................................... United States 1,615,000 157,860,493

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Consumer Staples Distribution & Retail (continued)
g
UBS AG into Target Corp. , 144A, 10% , 9/15/25 ............. United States 1,900,000 $ 188,581,613
520,854,751
Containers & Packaging 0.3%
g
BNP Paribas SA into International Paper Co. , 144A, 9% , 10/20/25 United States 5,100,000 238,871,995
Energy Equipment & Services 0.4%
g
Merrill Lynch BV into Halliburton Co. , 144A, 8.5% , 11/13/25 .... United States 5,300,000 111,558,626
g
Wells Fargo Bank NA into Schlumberger NV , 144A, 10% ,
11/26/25 ........................................ United States 5,600,000 196,032,777
307,591,403
Health Care Equipment & Supplies 0.2%
g
Toronto-Dominion Bank (The) into Medtronic plc , 144A, 8% ,
4/13/26 ......................................... United States 1,850,000 165,599,141
Health Care Providers & Services 1.2%
g
Citigroup Global Markets Holdings, Inc. into UnitedHealth Group,
Inc. , 144A, 9% , 1/27/26 ............................. United States 400,000 132,758,211
g
JPMorgan Chase Bank NA into CVS Health Corp. , 144A, 9% ,
11/25/25 ........................................ United States 3,639,100 237,508,377
g
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 520,000 162,029,480
g
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 3,500,000 241,733,777
g
Wells Fargo Bank NA into UnitedHealth Group, Inc. , 144A, 7% ,
7/14/25 ......................................... United States 425,000 133,082,217
907,112,062
Hotels, Restaurants & Leisure 0.2%
g
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 1,700,000 158,188,955
Interactive Media & Services 0.8%
g
Barclays Bank plc into Alphabet, Inc. , 144A, 8.5% , 4/23/26 .... United States 1,750,000 291,641,599
g
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc. , 144A,
8.5% , 8/20/25 .................................... United States 1,750,000 305,602,127
597,243,726
IT Services 0.3%
g
UBS AG into Accenture plc , 144A, 8% , 7/13/26 ............. Ireland 805,000 241,258,871
Machinery 0.3%
g
Toronto-Dominion Bank (The) into Caterpillar, Inc. , 144A, 7.5% ,
2/25/26 ......................................... United States 480,000 179,497,351
Media 0.6%
g
JPMorgan Chase Bank NA into Comcast Corp. , 144A, 8.5% ,
9/02/25 ......................................... United States 6,100,000 218,642,509
g
Merrill Lynch BV into Comcast Corp. , 144A, 8.5% , 6/22/26 ..... United States 6,900,000 242,071,308
460,713,817
Metals & Mining 1.1%
g
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/12/25 ..................................... United States 3,100,000 134,246,906
g
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc. , 144A, 12% , 6/09/26 ............................ United States 2,575,000 106,425,638
g
Citigroup Global Markets Holdings, Inc. into Newmont Corp. ,
144A, 9.5% , 2/18/26 ............................... United States 5,600,000 269,826,098
g
Mizuho Markets Cayman LP into Barrick Gold Corp. , 144A, 9% ,
7/01/25 ......................................... Canada 3,225,000 63,018,677

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Metals & Mining (continued)
g
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
10% , 12/24/25 .................................... United States 6,000,000 $ 257,864,249
831,381,568
Oil, Gas & Consumable Fuels 0.7%
g
JPMorgan Chase Bank NA into Exxon Mobil Corp. , 144A, 8.5% ,
11/03/25 ........................................ United States 2,500,000 270,777,903
g
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 2,225,000 243,352,867
514,130,770
Pharmaceuticals 0.3%
g
BNP Paribas SA into Pfizer, Inc. , 144A, 10.5% , 7/23/25 ....... United States 9,000,000 219,594,992
Semiconductors & Semiconductor Equipment 4.5%
g
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/14/25 ........................................ United States 1,950,000 139,074,798
g
BNP Paribas Issuance BV into Advanced Micro Devices, Inc. ,
144A, 10% , 3/02/26 ................................ United States 1,650,000 209,633,157
g
BNP Paribas Issuance BV into Applied Materials, Inc. , 144A,
10% , 12/10/25 .................................... United States 1,300,000 234,533,966
g
BNP Paribas SA into Texas Instruments, Inc. , 144A, 9% , 7/01/26 United States 1,300,000 265,194,718
g
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 3/03/26 ..................................... United States 6,500,000 152,726,639
g
Goldman Sachs International Bank into Texas Instruments, Inc. ,
144A, 9% , 11/10/25 ................................ United States 1,670,000 294,159,634
g
J.P. Morgan Structured Products BV into Taiwan Semiconductor
Manufacturing Co. Ltd. , 144A, 10% , 4/15/26 .............. Taiwan 615,000 123,623,267
g
Merrill Lynch BV into Micron Technology, Inc. , 144A, 10% , 8/18/25 United States 1,615,000 196,466,974
g
Mizuho Markets Cayman LP into Analog Devices, Inc. , 144A,
8.5% , 5/18/26 .................................... United States 800,000 173,442,752
g
Mizuho Markets Cayman LP into Intel Corp. , 144A, 10% , 12/08/25 United States 11,200,000 255,459,517
g
Mizuho Markets Cayman LP into Microchip Technology, Inc. ,
144A, 10% , 4/15/26 ................................ United States 3,010,000 188,838,073
g
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8.5% ,
7/15/25 ......................................... United States 890,000 184,429,882
g
UBS AG into Analog Devices, Inc. , 144A, 9% , 9/17/25 ........ United States 1,120,000 263,040,814
g
UBS AG into Intel Corp. , 144A, 10% , 7/29/25 ............... United States 5,100,000 113,809,651
g
UBS AG into Marvell Technology, Inc. , 144A, 12% , 5/14/26 .... United States 4,500,000 309,556,194
g
Wells Fargo Bank NA into QUALCOMM, Inc. , 144A, 10% ,
10/22/25 ........................................ United States 1,250,000 202,409,789
3,306,399,825
Software 1.7%
g
Barclays Bank plc into Salesforce, Inc. , 144A, 10% , 4/01/26 ... United States 450,000 124,284,971
g
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 615,000 283,451,305
g
Merrill Lynch BV into Microsoft Corp. , 144A, 7% , 3/09/26 ...... United States 725,000 317,617,852
g
Royal Bank of Canada into Oracle Corp. , 144A, 10% , 5/13/26 .. United States 1,625,000 266,063,241
g
Wells Fargo Bank NA into Salesforce, Inc. , 144A, 9% , 6/15/26 .. United States 880,000 236,325,016
1,227,742,385
Specialty Retail 1.2%
g
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc.
(The) , 144A, 7.5% , 7/21/25 .......................... United States 745,000 272,037,211
g
Goldman Sachs Bank USA into Home Depot, Inc. (The) , 144A,
8% , 5/18/27 ...................................... United States 850,000 315,493,599

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Specialty Retail (continued)
g
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/15/25 ................................ United States 735,000 $ 270,448,375
857,979,185
Technology Hardware, Storage & Peripherals 0.5%
g
Barclays Bank plc into Dell Technologies Inc , 144A, 12% , 9/03/25 United States 1,635,000 201,426,872
g
Mizuho Markets Cayman LP into Hewlett Packard Enterprise Co. ,
144A, 9.5% , 9/30/25 ............................... United States 9,500,000 183,858,222
385,285,094
Textiles, Apparel & Luxury Goods 0.2%
g
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 2,450,000 178,353,203
Total Equity-Linked Securities (Cost $ 14,577,823,450 ) .........................
14,728,558,538
Convertible Preferred Stocks 1.7%
Aerospace & Defense 0.5%
Boeing Co. (The) , 6% ................................ United States 5,580,000 379,440,000
Capital Markets 0.1%
Ares Management Corp. , B , 6.75% ...................... United States 1,000,000 53,000,000
Chemicals 0.3%
b
Albemarle Corp. , 7.25% .............................. United States 7,000,000 224,700,000
Electric Utilities 0.5%
NextEra Energy, Inc. , 7.234% .......................... United States 4,500,000 199,125,000
NextEra Energy, Inc. , 7.299% .......................... United States 3,500,000 164,815,000
363,940,000
Financial Services 0.3%
c
FNMA , 5.375% ..................................... United States 4,240 203,520,000
c
Total Convertible Preferred Stocks (Cost $ 1,383,852,637 ) ......................
1,224,600,000
Preferred Stocks 0.1%
Financial Services 0.1%
c
FNMA , 8.25% , S .................................... United States 4,000,000 60,000,000
c
Total Preferred Stocks (Cost $ 93,801,501 ) ....................................
60,000,000
Principal
Amount
*
Convertible Bonds 0.2%
Electric Utilities 0.1%
g
Southern Co. (The) , Senior Note , 144A, 3.25% , 6/15/28 ...... United States 90,000,000 90,675,000
Pharmaceuticals 0.1%
g
Jazz Investments I Ltd. , Senior Note , 144A, 3.125% , 9/15/30 ... United States 40,000,000 42,600,000
Total Convertible Bonds (Cost $ 130,000,000 ) .................................
133,275,000
Corporate Bonds 35.5%
Aerospace & Defense 1.4%
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 ........................ United States 29,000,000 27,334,430
Senior Bond , 3.6% , 5/01/34 .......................... United States 25,000,000 22,045,563
Senior Bond , 3.25% , 2/01/35 ......................... United States 25,000,000 21,070,065
Senior Note , 5.04% , 5/01/27 ......................... United States 20,000,000 20,157,595

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Boeing Co. (The), (continued)
Senior Note , 5.15% , 5/01/30 ......................... United States 250,000,000 $ 254,640,380
Senior Note , 6.388% , 5/01/31 ........................ United States 30,000,000 32,254,188
Senior Note , 6.528% , 5/01/34 ........................ United States 35,000,000 38,051,413
g
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 40,000,000 42,038,000
RTX Corp. , Senior Bond , 6.1% , 3/15/34 ...................
United States 25,000,000 27,039,625
Textron, Inc. , Senior Bond , 2.45% , 3/15/31 ................
United States 40,000,000 35,479,740
g
TransDigm, Inc. ,
Senior Note , 144A, 6.375% , 5/31/33 ................... United States 30,000,000 30,102,194
Senior Secured Note , 144A, 6.75% , 8/15/28 ............. United States 100,000,000 102,239,000
Senior Secured Note , 144A, 6.375% , 3/01/29 ............ United States 100,000,000 102,719,150
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 50,000,000 51,915,138
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 100,000,000 103,664,350
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 105,000,000 105,638,275
1,016,389,106
Automobile Components 0.2%
g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 85,000,000 65,929,060
Goodyear Tire & Rubber Co. (The) ,
Senior Bond , 5% , 5/31/26 ........................... United States 31,667,000 31,769,509
Senior Bond , 4.875% , 3/15/27 ........................ United States 34,757,000 34,608,331
132,306,900
Automobiles 0.7%
Ford Motor Co. ,
Senior Bond , 4.346% , 12/08/26 ....................... United States 50,000,000 49,673,144
Senior Bond , 3.25% , 2/12/32 ......................... United States 120,000,000 101,216,460
Senior Bond , 6.1% , 8/19/32 .......................... United States 155,000,000 154,849,559
General Motors Co. ,
Senior Bond , 5.6% , 10/15/32 ......................... United States 25,000,000 25,412,969
Senior Bond , 5.15% , 4/01/38 ......................... United States 140,000,000 130,372,091
g
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior
Secured Note , 144A, 10% , 1/15/31 ..................... United States 55,000,000 54,073,098
515,597,321
Banks 2.7%
Bank of America Corp. ,
Senior Bond , 3.419% to 12/19/27, FRN thereafter , 12/20/28 . United States 45,000,000 43,995,457
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 120,000,000 118,122,713
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 90,000,000 90,009,992
Barclays plc ,
h
Junior Sub. Bond , 7.625% to 9/14/35, FRN thereafter ,
Perpetual ....................................... United Kingdom 20,000,000 20,135,860
Senior Bond , 4.337% , 1/10/28 ........................ United Kingdom 31,000,000 30,927,966
Senior Bond , 2.645% to 6/23/30, FRN thereafter , 6/24/31 ... United Kingdom 49,000,000 44,270,710
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 100,000,000 103,694,171
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 65,000,000 73,795,703
Senior Bond , 6.692% to 9/12/33, FRN thereafter , 9/13/34 ... United Kingdom 70,000,000 76,447,220
Senior Note , 5.501% to 8/08/27, FRN thereafter , 8/09/28 .... United Kingdom 80,000,000 81,607,715
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..... United Kingdom 55,000,000 60,105,037
Citigroup, Inc. ,
Senior Bond , 6.27% to 11/16/32, FRN thereafter , 11/17/33 ... United States 75,000,000 80,784,962
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 155,000,000 162,320,774
Sub. Bond , 6.02% to 1/23/35, FRN thereafter , 1/24/36 ...... United States 85,000,000 87,332,851
Sub. Bond , 5.411% to 9/18/34, FRN thereafter , 9/19/39 ..... United States 30,000,000 29,149,720

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Fifth Third Bancorp ,
Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 .... United States 20,000,000 $ 21,069,453
Senior Note , 5.631% to 1/28/31, FRN thereafter , 1/29/32 .... United States 20,000,000 20,819,458
JPMorgan Chase & Co. ,
h
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 50,000,000 52,901,000
h
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 100,000,000 103,527,400
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 90,000,000 97,851,730
KeyBank NA ,
Senior Note , 5.85% , 11/15/27 ........................ United States 50,000,000 51,633,506
Sub. Bond , 4.9% , 8/08/32 ........................... United States 35,000,000 33,789,037
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 70,000,000 74,467,160
Truist Financial Corp. ,
Senior Note , 6.047% to 6/07/26, FRN thereafter , 6/08/27 .... United States 45,000,000 45,613,478
Sub. Bond , 4.916% to 7/27/32, FRN thereafter , 7/28/33 ..... United States 95,000,000 92,739,959
US Bancorp ,
Senior Bond , 5.85% to 10/20/32, FRN thereafter , 10/21/33 .. United States 45,000,000 47,359,434
Senior Bond , 5.836% to 6/09/33, FRN thereafter , 6/12/34 ... United States 35,000,000 36,777,203
Senior Note , 5.775% to 6/11/28, FRN thereafter , 6/12/29 .... United States 40,000,000 41,542,428
Wells Fargo & Co. ,
Senior Bond , 4.897% to 7/24/32, FRN thereafter , 7/25/33 ... United States 50,000,000 50,025,547
Senior Bond , 5.557% to 7/24/33, FRN thereafter , 7/25/34 ... United States 90,000,000 92,916,452
Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 . United States 60,000,000 65,605,877
2,031,339,973
Building Products 0.2%
g
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 47,600,000 43,933,848
g
EMRLD Borrower LP / Emerald Co-Issuer, Inc. ,
Senior Secured Note , 144A, 6.625% , 12/15/30 ........... United States 50,000,000 51,171,100
Senior Secured Note , 144A, 6.75% , 7/15/31 ............. United States 20,000,000 20,715,200
g
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 10,000,000 9,531,157
g
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 20,000,000 20,649,020
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 30,000,000 30,868,348
176,868,673
Capital Markets 1.1%
Charles Schwab Corp. (The) ,
Senior Bond , 5.853% to 5/18/33, FRN thereafter , 5/19/34 ... United States 30,000,000 31,880,527
Senior Bond , 6.136% to 8/23/33, FRN thereafter , 8/24/34 ... United States 16,500,000 17,859,221
Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29 .... United States 25,000,000 25,919,648
Senior Note , 6.196% to 11/16/28, FRN thereafter , 11/17/29 .. United States 40,000,000 42,455,198
Goldman Sachs Group, Inc. (The) ,
h
Junior Sub. Bond , 6.85% to 2/09/30, FRN thereafter , Perpetual United States 10,000,000 10,344,882
h
Y , Junior Sub. Bond , 6.125% to 11/09/34, FRN thereafter ,
Perpetual ....................................... United States 25,000,000 25,095,375
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 40,000,000 35,356,248
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 . United States 100,000,000 110,610,633
Senior Bond , 5.851% to 4/24/34, FRN thereafter , 4/25/35 ... United States 65,000,000 68,195,084
Sub. Bond , 6.75% , 10/01/37 ......................... United States 60,000,000 65,914,250
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 35,000,000 38,010,934
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 220,000,000 223,877,177

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 30,000,000 $ 33,081,608
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 67,095,000 69,048,442
797,649,227
Chemicals 0.7%
Celanese US Holdings LLC ,
Senior Bond , 6.629% , 7/15/32 ........................ United States 105,000,000 110,152,560
Senior Note , 6.415% , 7/15/27 ........................ United States 40,000,000 41,449,951
Senior Note , 7.05% , 11/15/30 ........................ United States 30,000,000 31,595,288
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ......................... United States 25,000,000 25,058,677
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ........
United States 35,000,000 37,552,379
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 25,000,000 23,727,892
g
International Flavors & Fragrances, Inc. ,
Senior Bond , 144A, 2.3% , 11/01/30 .................... United States 24,549,000 21,704,477
Senior Note , 144A, 1.832% , 10/15/27 .................. United States 5,206,000 4,907,526
b ,g
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 38,000,000 40,800,638
g
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 100,000,000 97,853,863
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 115,000,000 112,115,110
546,918,361
Commercial Services & Supplies 0.1%
g
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 45,000,000 45,033,975
Communications Equipment 1.1%
g
CommScope LLC ,
Senior Note , 144A, 8.25% , 3/01/27 .................... United States 292,000,000 291,099,618
Senior Note , 144A, 7.125% , 7/01/28 ................... United States 220,000,000 216,379,790
Senior Secured Note , 144A, 4.75% , 9/01/29 ............. United States 150,000,000 146,629,982
b
Senior Secured Note , 144A, 9.5% , 12/15/31 ............. United States 155,000,000 162,431,859
816,541,249
Consumer Finance 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 5.3% , 1/19/34 .......................... Ireland 30,000,000 30,201,334
Capital One Financial Corp. ,
Senior Bond , 5.268% to 5/09/32, FRN thereafter , 5/10/33 ... United States 50,000,000 50,455,253
Senior Bond , 5.817% to 1/31/33, FRN thereafter , 2/01/34 ... United States 85,000,000 87,722,482
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 75,000,000 78,740,707
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 40,000,000 40,929,890
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 40,000,000 45,204,947
Ford Motor Credit Co. LLC ,
Senior Bond , 5.113% , 5/03/29 ........................ United States 70,000,000 68,472,159
Senior Note , 6.95% , 6/10/26 ......................... United States 35,000,000 35,484,737
Senior Note , 4.95% , 5/28/27 ......................... United States 85,000,000 84,474,339
Senior Note , 6.8% , 5/12/28 .......................... United States 92,000,000 95,109,048
Senior Note , 7.35% , 3/06/30 ......................... United States 45,000,000 47,522,646
Senior Note , 6.532% , 3/19/32 ........................ United States 75,000,000 76,192,704
General Motors Financial Co., Inc. ,
Senior Bond , 3.1% , 1/12/32 .......................... United States 80,000,000 70,325,042
Senior Bond , 6.4% , 1/09/33 .......................... United States 50,000,000 52,631,963
Senior Note , 5% , 4/09/27 ........................... United States 20,000,000 20,132,251
Senior Note , 5.8% , 6/23/28 .......................... United States 50,000,000 51,511,554

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc., (continued)
Senior Note , 5.8% , 1/07/29 .......................... United States 75,000,000 $ 77,269,016
1,012,380,072
Consumer Staples Distribution & Retail 0.0%
†
g
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ........... United States 40,000,000 33,892,681
Containers & Packaging 1.7%
g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note , 144A, 4% , 9/01/29 ...................... United States 124,275,000 113,564,608
Senior Secured Note , 144A, 6% , 6/15/27 ................ United States 20,115,000 20,189,767
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 .................... United States 499,409,000 223,103,480
Senior Secured Note , 144A, 4.125% , 8/15/26 ............ United States 260,000,000 244,322,000
g
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 40,000,000 41,075,754
g
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................... United States 300,000,000 298,117,050
Senior Secured Note , 144A, 7.875% , 4/15/27 ............ United States 260,000,000 264,586,920
g
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 ........ United States 20,000,000 20,305,740
1,225,265,319
Diversified REITs 0.2%
VICI Properties LP ,
Senior Bond , 5.125% , 5/15/32 ........................ United States 50,000,000 49,847,061
Senior Note , 4.95% , 2/15/30 ......................... United States 30,000,000 30,188,649
g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
4.25% , 12/01/26 ................................... United States 100,000,000 99,425,185
179,460,895
Diversified Telecommunication Services 0.9%
g
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125% , 5/01/27 ................... United States 272,600,000 271,909,785
Senior Bond , 144A, 5% , 2/01/28 ...................... United States 165,700,000 164,286,592
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 82,500,000 79,987,656
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 102,000,000 104,117,139
g
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% ,
4/03/31 ......................................... United States 55,000,000 56,399,750
676,700,922
Electric Utilities 2.4%
American Electric Power Co., Inc. ,
Senior Bond , 5.95% , 11/01/32 ........................ United States 30,000,000 31,822,662
Senior Bond , 5.625% , 3/01/33 ........................ United States 30,000,000 31,202,181
b
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.25% ,
3/15/34 ......................................... United States 75,000,000 75,752,911
NRG Energy, Inc. ,
g
Senior Bond , 144A, 3.625% , 2/15/31 ................... United States 65,000,000 59,865,299
g
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 75,000,000 76,460,477
Senior Note , 5.75% , 1/15/28 ......................... United States 18,075,000 18,177,738
g
Senior Note , 144A, 3.375% , 2/15/29 ................... United States 48,300,000 45,577,749
g
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 100,000,000 100,628,482
g
Senior Note , 144A, 6% , 2/01/33 ...................... United States 125,000,000 126,323,875
g
Senior Secured Bond , 144A, 7% , 3/15/33 ............... United States 30,000,000 32,957,700
g
Senior Secured Note , 144A, 2.45% , 12/02/27 ............ United States 30,000,000 28,483,587
Pacific Gas and Electric Co. ,
Senior Bond , 4.55% , 7/01/30 ......................... United States 116,500,000 113,765,588

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co., (continued)
Senior Bond , 6.15% , 1/15/33 ......................... United States 50,000,000 $ 51,528,560
Senior Bond , 6.4% , 6/15/33 .......................... United States 30,000,000 31,376,396
Senior Note , 6.1% , 1/15/29 .......................... United States 49,000,000 50,784,498
PG&E Corp. ,
Senior Secured Bond , 5.25% , 7/01/30 .................. United States 10,000,000 9,532,674
Senior Secured Note , 5% , 7/01/28 ..................... United States 107,284,000 104,567,299
Southern Co. (The) ,
2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................... United States 100,000,000 103,147,300
Senior Bond , 5.7% , 10/15/32 ......................... United States 45,000,000 47,313,078
Senior Bond , 5.2% , 6/15/33 .......................... United States 50,000,000 50,905,278
g
Vistra Operations Co. LLC ,
Senior Note , 144A, 5.5% , 9/01/26 ..................... United States 109,160,000 109,332,364
Senior Note , 144A, 5% , 7/31/27 ...................... United States 51,250,000 51,221,102
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 137,000,000 133,615,867
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 79,000,000 84,020,726
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 100,000,000 104,613,200
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 35,000,000 34,498,817
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 75,000,000 82,423,125
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 28,500,000 28,135,392
1,818,033,925
Electrical Equipment 0.1%
Regal Rexnord Corp. ,
Senior Note , 6.3% , 2/15/30 .......................... United States 25,000,000 26,199,277
Senior Note , 6.4% , 4/15/33 .......................... United States 60,000,000 63,382,738
89,582,015
Energy Equipment & Services 0.4%
g
USA Compression Partners LP / USA Compression Finance
Corp. , Senior Note , 144A, 7.125% , 3/15/29 .............. United States 40,000,000 41,022,280
g
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 245,000,000 252,689,866
293,712,146
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond , 4.375% , 11/15/26 ....................... United States 43,000,000 43,231,512
Senior Bond , 4.875% , 4/15/28 ........................ United States 79,300,000 80,979,237
124,210,749
Financial Services 0.0%
†
Fiserv, Inc. , Senior Bond , 5.6% , 3/02/33 ..................
United States 22,500,000 23,340,247
Food Products 0.3%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 5.75% , 4/01/33 .................... United States 85,000,000 87,426,325
Pilgrim's Pride Corp. ,
Senior Bond , 6.25% , 7/01/33 ......................... United States 68,000,000 71,980,040
Senior Bond , 6.875% , 5/15/34 ........................ United States 40,000,000 43,858,120
g
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 United States 45,000,000 46,302,039
249,566,524
Ground Transportation 0.1%
g
Ashtead Capital, Inc. ,
Senior Bond , 144A, 5.55% , 5/30/33 .................... United Kingdom 55,000,000 55,575,679

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
g
Ashtead Capital, Inc., (continued)
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 35,000,000 $ 36,273,344
91,849,023
Health Care Equipment & Supplies 0.6%
GE HealthCare Technologies, Inc. ,
Senior Bond , 5.5% , 6/15/35 .......................... United States 20,000,000 20,488,369
Senior Note , 5.905% , 11/22/32 ....................... United States 105,000,000 111,666,872
g
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 90,000,000 89,364,132
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 150,000,000 143,990,415
g
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.25% , 4/01/29 .......................... United States 75,000,000 77,140,050
442,649,838
Health Care Providers & Services 6.3%
Centene Corp. ,
Senior Note , 4.25% , 12/15/27 ........................ United States 52,000,000 51,244,565
Senior Note , 4.625% , 12/15/29 ....................... United States 141,100,000 137,332,263
Senior Note , 3.375% , 2/15/30 ........................ United States 47,000,000 43,322,884
g
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 600,000,000 616,380,000
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 500,000,000 399,090,000
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 600,000,000 444,231,900
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 575,000,000 610,142,275
CVS Health Corp. ,
Senior Bond , 5.25% , 2/21/33 ......................... United States 95,000,000 95,671,266
Senior Bond , 4.78% , 3/25/38 ......................... United States 61,925,000 56,868,260
g
DaVita, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 220,000,000 210,935,252
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 70,000,000 72,576,350
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 40,000,000 41,328,882
HCA, Inc. ,
Senior Bond , 5.625% , 9/01/28 ........................ United States 115,000,000 118,419,365
Senior Bond , 5.5% , 6/01/33 .......................... United States 100,000,000 102,424,119
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 ...............
United States 35,000,000 36,185,416
g
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 50,000,000 48,019,467
g
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75% , 12/31/30 ............ United States 20,000,000 16,491,800
i
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 48,577,703 47,185,898
Tenet Healthcare Corp. ,
Secured Note , 6.25% , 2/01/27 ........................ United States 158,000,000 158,092,659
Senior Bond , 6.875% , 11/15/31 ....................... United States 55,258,000 59,442,688
Senior Note , 6.125% , 10/01/28 ....................... United States 510,000,000 511,033,214
Senior Secured Note , 4.25% , 6/01/29 .................. United States 130,000,000 126,174,984
Senior Secured Note , 4.375% , 1/15/30 ................. United States 50,000,000 48,439,261
Senior Secured Note , 6.125% , 6/15/30 ................. United States 425,000,000 432,919,518
Senior Secured Note , 6.75% , 5/15/31 .................. United States 159,775,000 165,403,714
4,649,356,000
Health Care Technology 0.1%
g ,i
Claritev Corp. , Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 United States 77,334,408 54,275,865
Hotels, Restaurants & Leisure 2.3%
g
Caesars Entertainment, Inc. ,
Senior Note , 144A, 8.125% , 7/01/27 ................... United States 33,690,000 33,721,163
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 105,000,000 100,293,902

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
g
Caesars Entertainment, Inc., (continued)
b
Senior Note , 144A, 6% , 10/15/32 ..................... United States 145,000,000 $ 142,293,851
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 95,000,000 98,439,665
Senior Secured Note , 144A, 6.5% , 2/15/32 .............. United States 142,500,000 146,310,558
g
Carnival Corp. ,
Senior Note , 144A, 5.75% , 3/01/27 .................... United States 260,000,000 262,309,250
Senior Note , 144A, 6% , 5/01/29 ...................... United States 30,000,000 30,332,010
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 115,000,000 117,734,355
Expedia Group, Inc. ,
Senior Bond , 3.8% , 2/15/28 .......................... United States 36,500,000 35,969,935
Senior Note , 3.25% , 2/15/30 ......................... United States 60,000,000 56,622,582
g
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 .................... United States 75,000,000 69,270,488
Senior Secured Note , 144A, 4.625% , 1/15/29 ............ United States 95,000,000 91,051,953
g
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 6.125% ,
4/01/32 ......................................... United States 40,000,000 40,991,800
g
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 35,000,000 35,778,872
g
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 4/01/28 United States 50,000,000 50,653,400
g
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25% , 5/15/27 .......................... United States 135,000,000 135,192,839
g
Wynn Macau Ltd. ,
Senior Bond , 144A, 5.5% , 10/01/27 .................... Macau 51,457,000 51,365,849
Senior Note , 144A, 5.5% , 1/15/26 ..................... Macau 50,000,000 50,053,035
g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Note , 144A, 7.125% , 2/15/31 ................... United States 75,000,000 80,031,450
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 110,000,000 110,774,070
1,739,191,027
Household Durables 0.2%
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 20,000,000 20,717,580
g
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 35,000,000 36,844,885
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note , 4.75% , 2/15/28 ......................... United States 25,000,000 24,644,375
Senior Note , 4.75% , 4/01/29 ......................... United States 40,000,000 39,021,052
121,227,892
Household Products 0.1%
g
Energizer Holdings, Inc. ,
Senior Note , 144A, 6.5% , 12/31/27 .................... United States 20,000,000 20,246,940
Senior Note , 144A, 4.75% , 6/15/28 .................... United States 24,000,000 23,391,007
43,637,947
Independent Power and Renewable Electricity Producers 0.6%
g
Calpine Corp. ,
Senior Note , 144A, 5.125% , 3/15/28 ................... United States 170,000,000 169,915,782
Senior Secured Bond , 144A, 3.75% , 3/01/31 ............. United States 40,000,000 37,975,124
Senior Secured Note , 144A, 4.5% , 2/15/28 .............. United States 145,175,000 144,088,895
g ,h
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 10,000,000 10,248,730
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 97,750,000 98,989,275
461,217,806

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.1%
g
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 30,000,000 $ 31,222,339
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28,
FRN thereafter , 9/15/48 ............................. United States 65,000,000 65,910,138
97,132,477
IT Services 0.0%
†
Twilio, Inc. , Senior Bond , 3.875% , 3/15/31 .................
United States 25,000,000 23,404,650
Media 0.4%
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 144,500,000 136,664,488
Senior Secured Note , 144A, 5.125% , 8/15/27 ............ United States 55,417,564 54,821,769
g
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 55,000,000 52,666,058
g
Univision Communications, Inc. ,
Senior Secured Note , 144A, 6.625% , 6/01/27 ............ United States 50,000,000 49,909,600
Senior Secured Note , 144A, 8% , 8/15/28 ................ United States 20,000,000 20,312,180
314,374,095
Metals & Mining 1.1%
g
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 United States 101,547,000 96,867,460
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............
Luxembourg 55,000,000 60,486,921
g
Cleveland-Cliffs, Inc. ,
Senior Bond , 144A, 4.875% , 3/01/31 ................... United States 25,000,000 21,409,116
Senior Note , 144A, 6.875% , 11/01/29 .................. United States 59,265,000 58,401,746
b
Senior Note , 144A, 7% , 3/15/32 ...................... United States 97,000,000 91,559,396
Senior Note , 144A, 7.375% , 5/01/33 ................... United States 55,000,000 51,680,298
g
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................... Australia 175,500,000 164,113,802
Senior Bond , 144A, 6.125% , 4/15/32 ................... Australia 75,000,000 76,340,700
Senior Note , 144A, 5.875% , 4/15/30 ................... Australia 62,035,000 62,858,453
Freeport-McMoRan, Inc. , Senior Bond , 5.25% , 9/01/29 .......
United States 50,000,000 50,853,750
g
Mineral Resources Ltd. ,
Senior Note , 144A, 8% , 11/01/27 ...................... Australia 20,000,000 20,107,800
Senior Note , 144A, 8.5% , 5/01/30 ..................... Australia 35,000,000 34,854,151
789,533,593
Multi-Utilities 0.0%
†
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 35,000,000 35,746,121
Oil, Gas & Consumable Fuels 3.1%
g
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/26 ...................... United States 119,306,000 119,417,909
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 125,000,000 124,348,525
Senior Note , 144A, 9.75% , 7/15/28 .................... United States 83,565,000 83,374,121
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 140,000,000 144,200,000
Cheniere Energy Partners LP , Senior Note , 5.95% , 6/30/33 ....
United States 30,000,000 31,328,569
Cheniere Energy, Inc. , Senior Note , 5.65% , 4/15/34 ..........
United States 40,000,000 40,986,470
g
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375% ,
6/15/26 ......................................... United States 77,000,000 77,024,501
Energy Transfer LP ,
Senior Bond , 5.75% , 2/15/33 ......................... United States 30,000,000 31,153,986
Senior Bond , 6.55% , 12/01/33 ........................ United States 25,000,000 27,138,330
Senior Bond , 5.6% , 9/01/34 .......................... United States 24,400,000 24,793,247
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 107,000,000 104,729,588
Senior Note , 144A, 6% , 4/15/30 ...................... United States 27,000,000 26,272,855

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. ,
Senior Bond , 5.2% , 6/01/33 .......................... United States 77,000,000 $ 77,404,363
Senior Bond , 5.4% , 2/01/34 .......................... United States 40,000,000 40,527,607
g
Matador Resources Co. ,
Senior Note , 144A, 6.875% , 4/15/28 ................... United States 30,000,000 30,612,536
Senior Note , 144A, 6.5% , 4/15/32 ..................... United States 35,000,000 35,041,326
Senior Note , 144A, 6.25% , 4/15/33 .................... United States 40,000,000 39,804,284
Occidental Petroleum Corp. ,
Senior Bond , 6.625% , 9/01/30 ........................ United States 80,000,000 84,644,000
Senior Bond , 6.125% , 1/01/31 ........................ United States 52,000,000 53,868,272
Senior Note , 6.375% , 9/01/28 ........................ United States 60,000,000 62,384,640
g
Rockies Express Pipeline LLC , Senior Note , 144A, 6.75% ,
3/15/33 ......................................... United States 20,000,000 20,898,380
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 3.875% , 11/01/33 ........... United States 15,000,000 13,129,634
Senior Secured Note , 144A, 6.25% , 1/15/30 ............. United States 46,445,000 47,936,581
g
Venture Global LNG, Inc. ,
h
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 308,000,000 299,729,830
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 150,000,000 155,125,350
Senior Secured Note , 144A, 7% , 1/15/30 ................ United States 105,000,000 106,237,738
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 135,000,000 140,312,342
g
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 25,000,000 27,082,300
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 50,000,000 53,575,900
Williams Cos., Inc. (The) ,
Senior Bond , 3.5% , 11/15/30 ......................... United States 90,000,000 85,121,139
Senior Bond , 2.6% , 3/15/31 .......................... United States 20,000,000 17,927,097
Senior Bond , 5.65% , 3/15/33 ......................... United States 40,000,000 41,589,604
2,267,721,024
Passenger Airlines 1.8%
g ,i
American Airlines Group, Inc. , Senior Secured Note , 144A, PIK,
10.75% , 2/15/26 ................................... United States 145,000,000 145,244,833
b ,g
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 150,000,000 157,373,850
g
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 82,833,333 82,695,026
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 255,000,000 254,935,664
g
Avianca Midco 2 plc , Senior Secured Note , 144A, 9% , 12/01/28 United States 60,000,000 56,918,797
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 150,000,000 150,418,386
g
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 100,000,000 97,350,627
g
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ..... United States 78,200,000 78,351,473
g
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375% , 4/15/26 ............ United States 107,762,000 107,116,947
Senior Secured Note , 144A, 4.625% , 4/15/29 ............ United States 186,643,000 181,296,649
1,311,702,252
Personal Care Products 0.1%
g
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....... United States 30,000,000 31,271,370
g
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 65,000,000 66,382,095
97,653,465

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.5%
g
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 32,000,000 $ 32,303,679
g
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 11% ,
9/30/28 ......................................... United States 150,000,000 148,606,500
g
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 50,000,000 52,990,400
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 6.75% , 3/01/28 ......................... Israel 26,000,000 27,018,108
Senior Note , 7.875% , 9/15/29 ........................ Israel 25,000,000 27,303,050
Senior Note , 8.125% , 9/15/31 ........................ Israel 30,000,000 34,008,300
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 ...................
United States 40,000,000 35,643,572
357,873,609
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
Senior Bond , 4.3% , 11/15/32 ......................... United States 80,000,000 77,626,445
g
Senior Bond , 144A, 3.469% , 4/15/34 ................... United States 35,000,000 31,278,314
g
Senior Note , 144A, 4% , 4/15/29 ...................... United States 28,000,000 27,627,148
Micron Technology, Inc. ,
Senior Bond , 5.327% , 2/06/29 ........................ United States 13,000,000 13,311,297
Senior Bond , 5.875% , 2/09/33 ........................ United States 40,000,000 41,732,469
Senior Note , 6.75% , 11/01/29 ........................ United States 55,000,000 59,462,885
251,038,558
Software 0.2%
g
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 50,000,000 47,268,187
Oracle Corp. , Senior Bond , 6.25% , 11/09/32 ...............
United States 95,000,000 102,838,761
150,106,948
Specialized REITs 0.3%
American Tower Corp. , Senior Bond , 5.65% , 3/15/33 .........
United States 105,000,000 109,506,931
Crown Castle, Inc. , Senior Bond , 5.1% , 5/01/33 .............
United States 60,000,000 59,787,642
g
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ...... United States 30,000,000 29,850,438
199,145,011
Specialty Retail 0.2%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 .............
United States 16,000,000 15,917,711
Home Depot, Inc. (The) , Senior Bond , 5.875% , 12/16/36 ......
United States 20,000,000 21,460,875
Lowe's Cos., Inc. ,
Senior Bond , 2.625% , 4/01/31 ........................ United States 40,000,000 36,095,522
Senior Bond , 3.75% , 4/01/32 ......................... United States 48,000,000 45,289,851
Senior Bond , 5% , 4/15/33 ........................... United States 30,000,000 30,342,087
149,106,046
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC / EMC Corp. ,
Senior Bond , 5.75% , 2/01/33 ......................... United States 40,000,000 42,044,115
Senior Note , 5.3% , 10/01/29 ......................... United States 55,000,000 56,619,509
HP, Inc. ,
Senior Bond , 5.5% , 1/15/33 .......................... United States 50,000,000 51,059,240
Senior Note , 4% , 4/15/29 ........................... United States 20,000,000 19,581,579
169,304,443
Textiles, Apparel & Luxury Goods 0.3%
g ,i ,j
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 190,000,000 197,412,850

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 0.3%
BAT Capital Corp. ,
Senior Bond , 2.726% , 3/25/31 ........................ United Kingdom 25,000,000 $ 22,523,863
Senior Bond , 6.421% , 8/02/33 ........................ United Kingdom 53,500,000 58,130,187
Senior Note , 2.259% , 3/25/28 ........................ United Kingdom 37,812,000 35,783,540
Philip Morris International, Inc. ,
Senior Bond , 5.75% , 11/17/32 ........................ United States 41,000,000 43,364,495
Senior Bond , 5.375% , 2/15/33 ........................ United States 25,000,000 25,828,086
185,630,171
Trading Companies & Distributors 0.5%
g
Herc Holdings, Inc. ,
Senior Note , 144A, 7% , 6/15/30 ...................... United States 35,000,000 36,574,382
Senior Note , 144A, 7.25% , 6/15/33 .................... United States 30,000,000 31,453,538
United Rentals North America, Inc. ,
Senior Bond , 4.875% , 1/15/28 ........................ United States 150,000,000 149,503,020
Senior Bond , 3.875% , 2/15/31 ........................ United States 30,000,000 28,231,287
Senior Bond , 3.75% , 1/15/32 ......................... United States 31,000,000 28,497,742
g
Senior Secured Note , 144A, 6% , 12/15/29 ............... United States 73,800,000 75,640,203
349,900,172
Total Corporate Bonds (Cost $ 25,758,824,700 ) ................................
26,354,981,163
Senior Floating Rate Interests 1.0%
Aerospace & Defense 0.0%
†
k
TransDigm, Inc., First Lien, CME Term Loan, J , 6.796% , ( 3-month
SOFR + 2.5% ), 2/28/31 ............................. United States 19,899,497 19,957,306
k
Building Products 0.1%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.827% , ( 1-month SOFR + 2.5% ), 8/04/31 .. United States 54,637,249 54,617,853
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 6.577% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 39,900,000 39,895,013
94,512,866
a a a a a a
Chemicals 0.0%
†
k
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 7.28% , ( 3-month SOFR + 3% ), 1/31/29 .............. United States 19,950,000 19,980,125
Communications Equipment 0.0%
†
k
CommScope, Inc., First Lien, Initial CME Term Loan , 9.577% ,
( 1-month SOFR + 5.25% ), 12/18/29 .................... United States 20,000,000 20,272,900
k
Containers & Packaging 0.2%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 7.577% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 90,419,244 90,168,330
j
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B , 7.577% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 47,423 47,291
Mauser Packaging Solutions Holding Co., First Lien, Initial CME
Term Loan , 7.324% , ( 1-month SOFR + 3% ), 4/15/27 ....... United States 19,949,109 19,975,642
110,191,263
a a a a a a
Health Care Equipment & Supplies 0.0%
†
k
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan , 6.577% , ( 1-month SOFR + 2.25% ), 10/23/28 ........ United States 19,899,749 19,945,021

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Health Care Providers & Services 0.1%
DaVita, Inc., First Lien, Extended CME Term Loan, B1 , 6.327% ,
( 1-month SOFR + 2% ), 4/25/31 ....................... United States 19,899,749 $ 20,029,197
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 8.03% , ( 3-month SOFR + 3.75% ), 12/31/30 . United States 30,376,594 29,981,699
50,010,896
a a a a a a
IT Services 0.3%
k
X Corp., First Lien, CME Term Loan, B1 , 10.949% , ( 3-month
SOFR + 6.5% ), 10/26/29 ............................ United States 179,081,633 175,178,548
Media 0.0%
†
k
Charter Communications Operating LLC, First Lien, CME Term
Loan B5 , 6.548% , ( 3-month SOFR + 2.25% ), 12/15/31 ...... United States 19,899,875 19,953,405
Personal Care Products 0.2%
k
Opal LLC, First Lien, CME Term Loan, B2 , 7.435% , ( 6-month
SOFR + 3.25% ), 3/31/32 ............................ United States 140,000,000 140,744,100
Textiles, Apparel & Luxury Goods 0.1%
j,k
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B ,
7.316% , ( 12-month SOFR + 3.25% ), 6/25/32 ............. United States 45,000,000 45,281,250
Trading Companies & Distributors 0.0%
†
k
United Rentals, Inc., First Lien, Restatement CME Term Loan ,
6.077% , ( 1-month SOFR + 1.75% ), 2/14/31 .............. United States 4,974,811 5,028,713
Total Senior Floating Rate Interests (Cost $ 718,389,989 ) .......................
721,056,393
U.S. Government and Agency Securities 6.9%
U.S. Treasury Bonds ,
4.125%, 8/15/53 .................................. United States 1,500,000,000 1,340,332,035
4.625%, 5/15/54 .................................. United States 600,000,000 582,937,500
l
4 .89% , 11/15/54 .................................. United States 1,000,000,000 245,854,460
4.5%, 11/15/54 ................................... United States 250,000,000 238,320,313
U.S. Treasury Notes ,
3.875%, 8/15/33 .................................. United States 1,500,000,000 1,477,617,180
4.25%, 5/15/35 ................................... United States 1,250,000,000 1,252,050,775
Total U.S. Government and Agency Securities (Cost $ 5,086,524,962 ) ............
5,137,112,263
Asset-Backed Securities 0.1%
Passenger Airlines 0.1%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 39,749,583 40,595,605
2023-1 , A , 5.8% , 1/15/36 ............................ United States 47,765,700 48,891,672
89,487,277
a a a a a a
Total Asset-Backed Securities (Cost $ 87,386,097 ) .............................
89,487,277
Mortgage-Backed Securities 6.2%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.3%
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 574,520,991 563,573,183
FHLMC Pool, 30 Year , 5%, 5/01/53 - 12/01/54 .............. United States 412,000,077 404,429,005
FHLMC Pool, 30 Year , 5.5%, 6/01/53 - 2/01/55 ............. United States 1,137,249,785 1,138,378,277
FHLMC Pool, 30 Year , 6%, 1/01/55 - 2/01/55 ............... United States 372,901,704 379,204,987
2,485,585,452
Federal National Mortgage Association (FNMA) Fixed Rate 0.9%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 21,660,886 20,499,175
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................... United States 346,282,460 340,423,258

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year , 5.5%, 7/01/53 - 11/01/54 ................. United States 299,153,810 $ 299,459,878
660,382,311
Government National Mortgage Association (GNMA) Fixed Rate 2.0%
GNMA II, Single-family, 30 Year , 5.5%, 5/20/53 - 6/20/55 ...... United States 586,257,038 587,885,505
GNMA II, Single-family, 30 Year , 6%, 1/20/55 ............... United States 357,381,896 362,991,737
GNMA II, Single-family, 30 Year , 6%, 3/20/55 ............... United States 287,468,094 291,980,495
GNMA II, Single-family, 30 Year , 6%, 5/20/55 - 6/20/55 ....... United States 224,730,851 228,309,800
1,471,167,537
Total Mortgage-Backed Securities (Cost $ 4,569,155,302 ) .......................
4,617,135,300
Shares
a
Escrows and Litigation Trusts 0.0%
c,d,f
Endo, Inc., Escrow Account ............................ United States 307,256,000 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 70,724,546,172 ) ..........................
72,434,019,346
a
Short Term Investments 2.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.8%
l
U.S. Treasury Bills ,
3.88%, 7/15/25 ................................... United States 200,000,000 199,677,416
3.98%, 7/22/25 ................................... United States 250,000,000 249,393,770
4.02%, 7/29/25 ................................... United States 250,000,000 249,194,027
4.15%, 8/05/25 ................................... United States 250,000,000 248,967,015
4.21%, 8/12/25 ................................... United States 250,000,000 248,748,203
4.25%, 8/19/25 ................................... United States 125,000,000 124,267,126
1,320,247,557
Total U.S. Government and Agency Securities (Cost $ 1,320,212,154 ) ............
1,320,247,557
Shares
Money Market Funds 0.1%
e,m
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 108,742,749 108,742,749
Total Money Market Funds (Cost $ 108,742,749 ) ...............................
108,742,749

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
e,m
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 64,273,000 $ 64,273,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 64,273,000 ) .........................................................
64,273,000
Total Short Term Investments (Cost $ 1,493,227,903 ) ...........................
1,493,263,306
a
Total Investments (Cost $ 72,217,774,075 ) 99.6% ..............................
$73,927,282,652
Options Written (0.2) % .....................................................
(116,344,875)
Other Assets, less Liabilities 0.6% ...........................................
410,018,697
Net Assets 100.0% .........................................................
$74,220,956,474
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.2)%
Calls - Exchange-Traded
Equity Options (0.1)%
AbbVie, Inc. , August Strike Price $ 200.00 , Expires 8/15/25 .... 10,000 185,620,000 (1,830,000)
AbbVie, Inc. , August Strike Price $ 210.00 , Expires 8/15/25 .... 10,000 185,620,000 (460,000)
AbbVie, Inc. , September Strike Price $ 220.00 , Expires 9/19/25 . 5,000 92,810,000 (275,000)
Accenture plc , July Strike Price $ 335.00 , Expires 7/18/25 ..... 2,500 74,722,500 (300,000)
Air Products and Chemicals, Inc. , September Strike Price
$ 310.00 , Expires 9/19/25 ............................ 10,000 282,060,000 (3,600,000)
Albemarle Corp. , September Strike Price $ 80.00 , Expires 9/19/25 15,000 94,005,000 (2,955,000)
Amgen, Inc. , August Strike Price $ 315.00 , Expires 8/15/25 .... 5,000 139,605,000 (550,000)
Bank of America Corp. , September Strike Price $ 47.00 , Expires
9/19/25 ......................................... 10,000 47,320,000 (2,450,000)
BlackRock, Inc. , July Strike Price $ 1,070.00 , Expires 7/18/25 ... 2,000 209,850,000 (2,290,000)
BP plc , August Strike Price $ 35.00 , Expires 8/15/25 .......... 20,000 59,860,000 (140,000)
Bristol-Myers Squibb Co. , July Strike Price $ 48.00 , Expires
7/18/25 ......................................... 10,000 46,290,000 (250,000)
Bristol-Myers Squibb Co. , August Strike Price $ 50.00 , Expires
8/15/25 ......................................... 10,000 46,290,000 (680,000)
Chevron Corp. , September Strike Price $ 155.00 , Expires 9/19/25 15,000 214,785,000 (3,225,000)
Cigna Group (The) , September Strike Price $ 340.00 , Expires
9/19/25 ......................................... 4,000 132,232,000 (5,000,000)
Cisco Systems, Inc. , July Strike Price $ 65.00 , Expires 7/18/25 .. 9,975 69,206,550 (4,438,875)
Cisco Systems, Inc. , September Strike Price $ 70.00 , Expires
9/19/25 ......................................... 15,000 104,070,000 (4,050,000)
Comcast Corp. , September Strike Price $ 37.50 , Expires 9/19/25 15,000 53,535,000 (1,350,000)
ConocoPhillips , September Strike Price $ 100.00 , Expires 9/19/25 10,000 89,740,000 (1,480,000)
ConocoPhillips , August Strike Price $ 105.00 , Expires 8/15/25 .. 10,000 89,740,000 (340,000)
Dominion Energy, Inc. , September Strike Price $ 60.00 , Expires
9/19/25 ......................................... 10,000 56,520,000 (840,000)
Duke Energy Corp. , September Strike Price $ 125.00 , Expires
9/19/25 ......................................... 5,000 59,000,000 (700,000)
Exxon Mobil Corp. , August Strike Price $ 120.00 , Expires 8/15/25 10,000 107,800,000 (450,000)
Exxon Mobil Corp. , September Strike Price $ 120.00 , Expires
9/19/25 ......................................... 15,000 161,700,000 (1,410,000)
Home Depot, Inc. (The) , September Strike Price $ 410.00 , Expires
9/19/25 ......................................... 5,000 183,320,000 (1,190,000)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (0.1)% (continued)
International Business Machines Corp. , August Strike Price
$ 315.00 , Expires 8/15/25 ............................ 5,000 147,390,000 $ (2,785,000)
Johnson & Johnson , September Strike Price $ 165.00 , Expires
9/19/25 ......................................... 10,000 152,750,000 (940,000)
Lockheed Martin Corp. , September Strike Price $ 515.00 , Expires
9/19/25 ......................................... 2,000 92,628,000 (1,090,000)
Lowe's Cos., Inc. , September Strike Price $ 250.00 , Expires
9/19/25 ......................................... 5,000 110,935,000 (865,000)
Marvell Technology, Inc. , July Strike Price $ 85.00 , Expires 7/18/25 12,500 96,750,000 (1,075,000)
Medtronic plc , July Strike Price $ 90.00 , Expires 7/18/25 ....... 5,000 43,585,000 (270,000)
Merck & Co., Inc. , September Strike Price $ 90.00 , Expires
9/19/25 ......................................... 10,000 79,160,000 (1,220,000)
Microchip Technology, Inc. , August Strike Price $ 70.00 , Expires
8/15/25 ......................................... 10,000 70,370,000 (5,000,000)
Microchip Technology, Inc. , July Strike Price $ 72.50 , Expires
7/18/25 ......................................... 10,000 70,370,000 (1,490,000)
Microchip Technology, Inc. , August Strike Price $ 80.00 , Expires
8/15/25 ......................................... 10,000 70,370,000 (1,400,000)
Morgan Stanley , July Strike Price $ 140.00 , Expires 7/18/25 .... 9,800 138,042,800 (4,508,000)
NextEra Energy, Inc. , September Strike Price $ 75.00 , Expires
9/19/25 ......................................... 10,000 69,420,000 (1,600,000)
NextEra Energy, Inc. , August Strike Price $ 77.50 , Expires 8/15/25 10,000 69,420,000 (580,000)
NIKE, Inc. , July Strike Price $ 72.50 , Expires 7/18/25 ......... 10,000 71,040,000 (1,200,000)
Norfolk Southern Corp. , August Strike Price $ 270.00 , Expires
8/15/25 ......................................... 1,500 38,395,500 (483,000)
PNC Financial Services Group, Inc. (The) , August Strike Price
$ 190.00 , Expires 8/15/25 ............................ 5,000 93,210,000 (2,100,000)
Procter & Gamble Co. (The) , August Strike Price $ 165.00 , Expires
8/15/25 ......................................... 5,000 79,660,000 (965,000)
Procter & Gamble Co. (The) , August Strike Price $ 170.00 , Expires
8/15/25 ......................................... 10,000 159,320,000 (770,000)
Procter & Gamble Co. (The) , September Strike Price $ 180.00 ,
Expires 9/19/25 ................................... 10,000 159,320,000 (420,000)
Schlumberger NV , September Strike Price $ 37.50 , Expires
9/19/25 ......................................... 10,000 33,800,000 (790,000)
Sempra, Inc. , October Strike Price $ 85.00 , Expires 10/17/25 ... 5,000 37,885,000 (450,000)
Shell plc , September Strike Price $ 72.50 , Expires 9/19/25 ..... 10,000 70,410,000 (1,650,000)
Shell plc , September Strike Price $ 77.50 , Expires 9/19/25 ..... 10,000 70,410,000 (450,000)
Southern Co. (The) , September Strike Price $ 95.00 , Expires
9/19/25 ......................................... 5,000 45,915,000 (900,000)
Taiwan Semiconductor Manufacturing Co. Ltd. , July Strike Price
$ 220.00 , Expires 7/18/25 ............................ 10,000 226,490,000 (11,480,000)
Union Pacific Corp. , August Strike Price $ 250.00 , Expires 8/15/25 10,000 230,080,000 (900,000)
Union Pacific Corp. , September Strike Price $ 250.00 , Expires
9/19/25 ......................................... 5,000 115,040,000 (1,000,000)
US Bancorp , July Strike Price $ 45.00 , Expires 7/18/25 ....... 10,000 45,250,000 (1,260,000)
US Bancorp , September Strike Price $ 47.50 , Expires 9/19/25 .. 10,000 45,250,000 (1,330,000)
US Bancorp , September Strike Price $ 50.00 , Expires 9/19/25 .. 10,000 45,250,000 (570,000)
Verizon Communications, Inc. , September Strike Price $ 46.00 ,
Expires 9/19/25 ................................... 10,000 43,270,000 (500,000)
(90,294,875)
Puts - Exchange-Traded
Equity Options (0.0)%
†
Accenture plc , August Strike Price $ 285.00 , Expires 8/15/25 ... 5,000 149,445,000 (2,150,000)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 45 .
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Puts - Exchange-Traded (continued)
Equity Options (0.0)%
†
(continued)
Accenture plc , July Strike Price $ 290.00 , Expires 7/18/25 ..... 2,500 74,722,500 $ (620,000)
Amgen, Inc. , July Strike Price $ 275.00 , Expires 7/18/25 ....... 1,250 34,901,250 (450,000)
Analog Devices, Inc. , August Strike Price $ 190.00 , Expires
8/15/25 ......................................... 5,000 119,010,000 (375,000)
Apple, Inc. , July Strike Price $ 165.00 , Expires 7/18/25 ........ 10,000 205,170,000 (70,000)
Apple, Inc. , August Strike Price $ 185.00 , Expires 8/15/25 ..... 10,000 205,170,000 (2,180,000)
ConocoPhillips , July Strike Price $ 80.00 , Expires 7/18/25 ..... 10,000 89,740,000 (160,000)
Eli Lilly & Co. , August Strike Price $ 670.00 , Expires 8/15/25 ... 2,500 194,882,500 (2,642,500)
Exxon Mobil Corp. , August Strike Price $ 95.00 , Expires 8/15/25 . 10,000 107,800,000 (420,000)
Exxon Mobil Corp. , August Strike Price $ 100.00 , Expires 8/15/25 10,000 107,800,000 (1,070,000)
Home Depot, Inc. (The) , September Strike Price $ 330.00 , Expires
9/19/25 ......................................... 5,000 183,320,000 (2,300,000)
International Business Machines Corp. , July Strike Price $ 245.00 ,
Expires 7/18/25 ................................... 5,000 147,390,000 (55,000)
Johnson & Johnson , September Strike Price $ 140.00 , Expires
9/19/25 ......................................... 10,000 152,750,000 (1,480,000)
Medtronic plc , September Strike Price $ 75.00 , Expires 9/19/25 . 5,000 43,585,000 (205,000)
Merck & Co., Inc. , September Strike Price $ 60.00 , Expires
9/19/25 ......................................... 10,000 79,160,000 (360,000)
Merck & Co., Inc. , July Strike Price $ 65.00 , Expires 7/18/25 .... 15,000 118,740,000 (60,000)
Merck & Co., Inc. , August Strike Price $ 75.00 , Expires 8/15/25 . 15,000 118,740,000 (2,700,000)
Morgan Stanley , July Strike Price $ 100.00 , Expires 7/18/25 .... 10,000 140,860,000 (30,000)
Norfolk Southern Corp. , August Strike Price $ 230.00 , Expires
8/15/25 ......................................... 1,500 38,395,500 (322,500)
Procter & Gamble Co. (The) , August Strike Price $ 155.00 , Expires
8/15/25 ......................................... 10,000 159,320,000 (2,700,000)
Sempra, Inc. , July Strike Price $ 70.00 , Expires 7/18/25 ....... 5,000 37,885,000 (125,000)
Sempra, Inc. , October Strike Price $ 70.00 , Expires 10/17/25 ... 5,000 37,885,000 (800,000)
Starbucks Corp. , July Strike Price $ 80.00 , Expires 7/18/25 .... 10,000 91,630,000 (170,000)
Texas Instruments, Inc. , July Strike Price $ 165.00 , Expires
7/18/25 ......................................... 10,000 207,620,000 (150,000)
Union Pacific Corp. , August Strike Price $ 205.00 , Expires 8/15/25 5,000 115,040,000 (475,000)
United Parcel Service, Inc. , July Strike Price $ 90.00 , Expires
7/18/25 ......................................... 10,000 100,940,000 (120,000)
UnitedHealth Group, Inc. , August Strike Price $ 250.00 , Expires
8/15/25 ......................................... 10,000 311,970,000 (2,970,000)
Workday, Inc. , July Strike Price $ 230.00 , Expires 7/18/25 ..... 5,000 120,000,000 (890,000)
(26,050,000)
Total Options Written (Premiums received $ 143,687,414 ) .......................
$ (116,344,875)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
A portion or all of the security is on loan at June 30, 2025.
c
Non-income producing.
d
See Note 4 regarding holdings of 5% voting securities.
e
See Note 6 regarding investments in affiliated management investment companies.
f
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $30,278,796,914, representing 40.8% of net assets.
h
Perpetual security with no stated maturity date.
i
Income may be received in additional securities and/or cash.
j
A portion or all of the security purchased on a delayed delivery basis.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
The rate shown represents the yield at period end.
m
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2025
Franklin U.S. Government Securities Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 2.4%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... $ 13,500,000 $ 14,064,785
4.5%, 2/15/44 .................................................... 33,400,000 32,283,188
4.625%, 5/15/54 ................................................... 6,000,000 5,829,375
Total U.S. Government and Agency Securities (Cost $ 55,231,073 ) .................
52,177,348
Mortgage-Backed Securities 94.9%
Government National Mortgage Association (GNMA) Fixed Rate 94.9%
GNMA I, 30 Year , 4.5%, 4/15/40 ........................................ 2,773,449 2,722,680
GNMA I, 30 Year , 5%, 9/15/40 .......................................... 93,908,003 94,316,677
GNMA I, 30 Year , 5.5%, 2/15/40 ........................................ 39,652,257 40,954,124
GNMA I, 30 Year , 6%, 12/15/39 ......................................... 36,499,940 38,359,117
GNMA I, 30 Year , 6.5%, 8/15/37 ........................................ 7,589,500 7,856,535
GNMA I, 30 Year , 7%, 9/15/32 .......................................... 4,511,744 4,699,800
GNMA I, 30 Year , 7.5%, 7/15/26 - 8/15/33 ................................. 245,081 254,760
GNMA I, 30 Year , 8%, 10/15/29 ......................................... 539 556
GNMA I, Single-family, 30 Year , 3.5%, 4/15/43 - 5/15/43 ...................... 9,065,697 8,464,087
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....................... 27,148,472 25,803,240
GNMA I, Single-family, 30 Year , 4.5%, 2/15/39 - 6/15/41 ...................... 51,205,513 50,231,504
GNMA I, Single-family, 30 Year , 5.5%, 10/15/48 ............................. 534,734 540,111
GNMA I, Single-family, 30 Year , 7.25%, 12/15/25 ............................ 3,686 3,683
GNMA I, Single-family, 30 Year , 7.5%, 8/15/25 - 7/15/31 ...................... 491,219 497,696
GNMA I, Single-family, 30 Year , 8%, 7/15/25 - 9/15/30 ........................ 156,683 157,755
GNMA II, 30 Year , 4.5%, 5/20/34 - 6/20/41 ................................. 2,309,270 2,293,849
GNMA II, 30 Year , 6%, 3/20/34 - 9/20/34 .................................. 708,639 718,445
GNMA II, 30 Year , 6%, 7/20/39 ......................................... 16,430,367 17,160,107
GNMA II, 30 Year , 6.5%, 9/20/31 - 9/20/32 ................................. 587,855 608,489
GNMA II, 30 Year , 7%, 7/20/32 ......................................... 167,010 174,813
GNMA II, 30 Year , 8%, 12/20/28 ........................................ 6,320 6,334
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............................... 139,299,284 113,561,372
GNMA II, Single-family, 30 Year , 2%, 8/20/50 - 1/20/51 ....................... 34,641,745 28,244,850
GNMA II, Single-family, 30 Year , 2.5%, 11/20/50 ............................ 13,153,755 10,977,644
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............................. 60,402,152 51,381,010
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............................. 179,642,888 152,812,541
GNMA II, Single-family, 30 Year , 2.5%, 9/20/51 ............................. 72,618,247 61,772,292
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............................ 45,762,901 38,927,898
GNMA II, Single-family, 30 Year , 2.5%, 12/20/51 ............................ 72,956,053 62,059,249
GNMA II, Single-family, 30 Year , 2.5%, 1/20/52 ............................. 29,721,144 25,282,007
GNMA II, Single-family, 30 Year , 3%, 10/20/44 .............................. 15,550,548 14,104,773
GNMA II, Single-family, 30 Year , 3%, 5/20/45 ............................... 11,232,393 10,103,142
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............................... 15,081,949 13,553,035
GNMA II, Single-family, 30 Year , 3%, 9/20/47 ............................... 12,183,417 10,912,758
GNMA II, Single-family, 30 Year , 3%, 10/20/47 .............................. 19,569,768 17,548,079
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............................... 85,803,406 76,041,774
GNMA II, Single-family, 30 Year , 3%, 9/20/51 ............................... 22,984,916 20,369,987
GNMA II, Single-family, 30 Year , 3%, 12/20/44 - 10/20/50 ...................... 75,536,123 66,198,460
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 ............................. 23,979,077 22,455,359
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............................. 30,197,695 28,272,517
GNMA II, Single-family, 30 Year , 3.5%, 6/20/43 ............................. 10,496,762 9,818,921
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............................. 108,335,604 99,794,396
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 ............................ 72,373,948 66,891,353
GNMA II, Single-family, 30 Year , 3.5%, 10/20/40 - 1/20/49 ..................... 48,593,816 45,360,192
GNMA II, Single-family, 30 Year , 4%, 10/20/41 .............................. 9,622,654 9,206,895
GNMA II, Single-family, 30 Year , 4%, 11/20/41 .............................. 9,141,696 8,746,702
GNMA II, Single-family, 30 Year , 4%, 5/20/47 ............................... 25,984,842 24,348,022
GNMA II, Single-family, 30 Year , 4%, 6/20/47 ............................... 19,877,288 18,747,840
GNMA II, Single-family, 30 Year , 4%, 7/20/47 ............................... 12,697,633 11,978,730

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 45 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 4%, 5/20/40 - 12/20/49 ...................... $ 53,282,066 $ 50,486,699
GNMA II, Single-family, 30 Year , 4%, 6/20/52 ............................... 30,808,535 28,802,273
GNMA II, Single-family, 30 Year , 4.5%, 6/20/41 ............................. 8,887,985 8,774,777
GNMA II, Single-family, 30 Year , 4.5%, 7/20/41 ............................. 9,818,260 9,747,410
GNMA II, Single-family, 30 Year , 4.5%, 9/20/41 ............................. 14,208,779 14,106,245
GNMA II, Single-family, 30 Year , 4.5%, 10/20/41 ............................ 10,187,558 10,114,040
GNMA II, Single-family, 30 Year , 4.5%, 5/20/52 ............................. 31,994,244 30,893,669
GNMA II, Single-family, 30 Year , 4.5%, 5/20/33 - 2/20/44 ...................... 29,496,481 29,214,130
GNMA II, Single-family, 30 Year , 5%, 7/20/53 ............................... 23,185,930 22,846,279
GNMA II, Single-family, 30 Year , 5%, 8/20/53 ............................... 27,240,470 26,831,628
GNMA II, Single-family, 30 Year , 5%, 9/20/53 ............................... 21,822,851 21,479,625
GNMA II, Single-family, 30 Year , 5%, 7/20/33 - 9/20/41 ....................... 24,220,040 24,547,972
GNMA II, Single-family, 30 Year , 5.5%, 7/20/53 ............................. 20,838,101 20,983,880
GNMA II, Single-family, 30 Year , 5.5%, 1/20/54 ............................. 41,987,356 42,194,269
GNMA II, Single-family, 30 Year , 5.5%, 5/20/54 ............................. 44,440,723 44,607,300
GNMA II, Single-family, 30 Year , 5.5%, 6/20/34 - 6/20/55 ...................... 27,626,525 28,356,736
GNMA II, Single-family, 30 Year , 6%, 12/20/54 .............................. 69,515,623 70,606,814
GNMA II, Single-family, 30 Year , 6%, 1/20/55 ............................... 11,689,235 11,872,722
GNMA II, Single-family, 30 Year , 6%, 3/20/55 ............................... 36,548,099 37,121,796
GNMA II, Single-family, 30 Year , 6%, 6/20/34 - 5/20/55 ....................... 6,668,963 6,776,990
GNMA II, Single-family, 30 Year , 6.5%, 1/20/55 ............................. 24,833,530 25,542,070
GNMA II, Single-family, 30 Year , 6.5%, 3/20/55 ............................. 35,019,745 36,027,146
GNMA II, Single-family, 30 Year , 6.5%, 8/20/25 - 5/20/55 ...................... 7,084,765 7,391,844
GNMA II, Single-family, 30 Year , 6.5%, 6/20/55 ............................. 9,710,000 9,987,041
GNMA II, Single-family, 30 Year , 7%, 2/20/28 - 7/20/33 ....................... 1,155,042 1,199,215
GNMA II, Single-family, 30 Year , 7.5%, 10/20/25 - 4/20/32 ..................... 93,783 96,797
GNMA II, Single-family, 30 Year , 8%, 5/20/26 - 6/20/30 ....................... 41,373 42,576
2,035,948,103
Total Mortgage-Backed Securities (Cost $ 2,261,151,580 ) .........................
2,035,948,103
Total Long Term Investments (Cost $ 2,316,382,653 ) .............................
2,088,125,451
a
a a a a
Short Term Investments 2.5%
Shares
a
Money Market Funds 2.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .................. 52,731,248 52,731,248
Total Money Market Funds (Cost $ 52,731,248 ) ..................................
52,731,248
Total Short Term Investments (Cost $ 52,731,248 ) ................................
52,731,248
a
Total Investments (Cost $ 2,369,113,901 ) 99.8% ..................................
$2,140,856,699
Other Assets, less Liabilities 0.2% .............................................
5,029,848
Net Assets 100.0% ...........................................................
$2,145,886,547
a
See Note 6 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2025
Franklin Utilities Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.7%
Electric Utilities 56.7%
Alliant Energy Corp. ................................. United States 3,500,000 $ 211,645,000
American Electric Power Co., Inc. ....................... United States 600,000 62,256,000
Constellation Energy Corp. ............................ United States 540,000 174,290,400
Duke Energy Corp. .................................. United States 2,550,000 300,900,000
Edison International ................................. United States 2,850,000 147,060,000
Entergy Corp. ...................................... United States 4,350,000 361,572,000
Evergy, Inc. ........................................ United States 4,150,000 286,059,500
Eversource Energy .................................. United States 1,000,000 63,620,000
Exelon Corp. ....................................... United States 5,100,000 221,442,000
FirstEnergy Corp. ................................... United States 3,200,000 128,832,000
a
Hawaiian Electric Industries, Inc. ........................ United States 2,702,702 28,729,722
NextEra Energy, Inc. ................................. United States 8,300,000 576,186,000
NRG Energy, Inc. ................................... United States 800,000 128,464,000
OGE Energy Corp. .................................. United States 1,600,000 71,008,000
PG&E Corp. ....................................... United States 15,800,000 220,252,000
Pinnacle West Capital Corp. ........................... United States 850,000 76,049,500
PPL Corp. ......................................... United States 7,000,000 237,230,000
Southern Co. (The) .................................. United States 4,000,000 367,320,000
TXNM Energy, Inc. .................................. United States 1,500,000 84,480,000
Xcel Energy, Inc. .................................... United States 1,900,000 129,390,000
3,876,786,122
Gas Utilities 1.4%
ONE Gas, Inc. ..................................... United States 700,000 50,302,000
Spire, Inc. ......................................... United States 650,000 47,443,500
97,745,500
Independent Power and Renewable Electricity Producers 9.7%
AES Corp. (The) .................................... United States 1,300,000 13,676,000
Clearway Energy, Inc. , C .............................. United States 1,400,000 44,800,000
Drax Group plc ..................................... United Kingdom 12,500,000 119,135,485
a
Talen Energy Corp. .................................. United States 200,000 58,154,000
Vistra Corp. ........................................ United States 2,200,000 426,382,000
662,147,485
Multi-Utilities 26.4%
Ameren Corp. ...................................... United States 2,119,148 203,522,974
CenterPoint Energy, Inc. .............................. United States 4,800,000 176,352,000
CMS Energy Corp. .................................. United States 1,500,000 103,920,000
Dominion Energy, Inc. ................................ United States 1,800,000 101,736,000
DTE Energy Co. .................................... United States 1,300,000 172,198,000
E.ON SE .......................................... Germany 5,000,000 92,128,196
National Grid plc .................................... United Kingdom 7,458,333 109,478,357
NiSource, Inc. ...................................... United States 6,200,000 250,108,000
Northwestern Energy Group, Inc. ....................... United States 1,300,000 66,690,000
Public Service Enterprise Group, Inc. .................... United States 2,000,000 168,360,000
Sempra, Inc. ....................................... United States 3,650,000 276,560,500
WEC Energy Group, Inc. .............................. United States 850,000 88,570,000
1,809,624,027
Oil, Gas & Consumable Fuels 4.2%
Cheniere Energy, Inc. ................................ United States 250,000 60,880,000
DT Midstream, Inc. .................................. United States 750,000 82,432,500
Targa Resources Corp. ............................... United States 400,000 69,632,000
Williams Cos., Inc. (The) .............................. United States 1,200,000 75,372,000
288,316,500

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities 1.3%
Essential Utilities, Inc. ................................ United States 1,050,000 $ 38,997,000
United Utilities Group plc .............................. United Kingdom 3,000,000 47,108,295
86,105,295
Total Common Stocks (Cost $ 3,055,785,595 ) ..................................
6,820,724,929
Short Term Investments 0.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 13,831,210 13,831,210
Total Money Market Funds (Cost $ 13,831,210 ) ................................
13,831,210
Total Short Term Investments (Cost $ 13,831,210 ) ..............................
13,831,210
a
Total Investments (Cost $ 3,069,616,805 ) 99.9% ................................
$6,834,556,139
Other Assets, less Liabilities 0.1% ...........................................
5,754,909
Net Assets 100.0% .........................................................
$6,840,311,048
a a a
a
Non-income producing.
b
See Note 6 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds

franklintempleton.com
Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services –
Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
3. Restricted Securities
At June 30, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2025, investments in “affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
1,150,134 Anduril Industries, Inc., F ...................... 7/17/24 $ 25,000,003 $ 47,020,698
2,353 Canva, Inc., A .............................. 11/08/21 4,011,298 3,298,220
94 Canva, Inc., A-3 ............................. 11/08/21 160,247 131,761
8 Canva, Inc., A-4 ............................. 11/08/21 13,638 11,214
5 Canva, Inc., A-5 ............................. 11/08/21 8,524 7,008
25,413 Canva, Inc., B .............................. 11/08/21 43,323,040 35,621,615
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 11,474,006
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 22,809,710
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 13,359,715
98,050 Plaid, Inc., A ................................ 3/31/25 19,999,906 18,973,791
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 19,441,548
1,759,545 Stripe, Inc., I ............................... 3/15/23 - 5/08/23 35,426,925 63,343,620
Total Restricted Securities (Value is 1.3% of Net Assets) ............... $221,281,348 $235,492,906
2. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
5. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At June 30, 2025, unfunded commitments were as follows:
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June
30, 2025, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Endo, Inc. ........... $ 114,260,525 $ — $ — $ — $ (20,148,059) $ 94,112,466 4,484,322 $ —
Endo, Inc., Escrow
Account .......... — — — — — — 307,256,000 —
Total Affiliated Securities
(Value is 0.1% of Net
Assets) ........... $114,260,525 $— $— $— $(20,148,059) $94,112,466 $—
Borrower Unfunded Commitment
Franklin Income Fund
Clydesdale Acquisition Holdings, Inc. $ 1,533,333
$ 1,533,333
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $220,607,622 $2,235,799,943 $(2,314,768,037) $— $— $141,639,528 141,639,528 $4,035,839
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $19,487,000 $679,888,000 $(648,940,000) $— $— $50,435,000 50,435,000 $1,092,591
Total Affiliated Securities ... $240,094,622 $2,915,687,943 $(2,963,708,037) $— $— $192,074,528 $5,128,430
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $132,381,860 $1,437,079,934 $(1,446,258,962) $— $— $123,202,832 123,202,832 $3,559,503
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $3,085,000 $113,600,000 $(114,905,000) $— $— $1,780,000 1,780,000 $45,157
Total Affiliated Securities ... $135,466,860 $1,550,679,934 $(1,561,163,962) $— $— $124,982,832 $3,604,660
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $91,974,965 $— $— $— $(1,022,818) $90,952,147 7,867,833 $4,744,303
Franklin BSP Real Estate Debt
BDC .................. 265,381,931 237,169,751 — — 20,363,474 522,915,156 19,143,066 23,950,861
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% 298,170,275 12,651,841,345 (12,841,268,871) — — 108,742,749 108,742,749 19,653,747
Total Non-Controlled Affiliates $655,527,171 $12,889,011,096 $(12,841,268,871) $— $19,340,656 $722,610,052 $48,348,911
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $177,261,000 $448,331,000 $(561,319,000) $— $— $64,273,000 64,273,000 $2,104,049
Total Affiliated Securities ... $832,788,171 $13,337,342,096 $(13,402,587,871) $— $19,340,656 $786,883,052 $50,452,960
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $36,624,604 $263,471,136 $(247,364,492) $— $— $52,731,248 52,731,248 $1,204,596
Total Affiliated Securities ... $36,624,604 $263,471,136 $(247,364,492) $— $— $52,731,248 $1,204,596
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $31,088,886 $451,238,669 $(468,496,345) $— $— $13,831,210 13,831,210 $658,464
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $— $13,106,225 $(13,106,225) $— $— $— — $—
Total Affiliated Securities ... $31,088,886 $464,344,894 $(481,602,570) $— $— $13,831,210 $658,464
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 932,115,000 $ — $ — $ 932,115,000
Automobiles .......................... 635,320,000 9,342,020 — 644,662,020
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Biotechnology ......................... $ 440,976,224 $ 110,716,585 $ — $ 551,692,809
Broadline Retail ....................... 2,716,626,000 — — 2,716,626,000
Capital Markets ........................ 434,917,000 — — 434,917,000
Communications Equipment .............. 143,234,000 — — 143,234,000
Construction & Engineering ............... 37,808,000 — — 37,808,000
Diversified Consumer Services ............ 61,503,000 — — 61,503,000
Electrical Equipment .................... 52,915,000 — — 52,915,000
Electronic Equipment, Instruments &
Components ........................ 423,387,000 — — 423,387,000
Energy Equipment & Services ............. 93,500,000 — — 93,500,000
Entertainment ......................... 1,086,830,000 — — 1,086,830,000
Financial Services ...................... 1,399,588,761 — — 1,399,588,761
Ground Transportation .................. 93,300,000 — — 93,300,000
Health Care Equipment & Supplies ......... 691,651,500 — — 691,651,500
Health Care Providers & Services .......... 112,917,175 — — 112,917,175
Health Care Technology ................. 223,473,000 93,567,343 — 317,040,343
Hotels, Restaurants & Leisure ............. 634,284,000 — — 634,284,000
Insurance ............................ 25,594,000 — — 25,594,000
Interactive Media & Services .............. 2,740,668,000 6,902,442 — 2,747,570,442
IT Services ........................... 999,115,913 — — 999,115,913
Life Sciences Tools & Services ............ 34,311,600 14,676,353 — 48,987,953
Pharmaceuticals ....................... 500,586,800 — — 500,586,800
Professional Services ................... 62,300,000 — — 62,300,000
Semiconductors & Semiconductor Equipment . 5,478,693,000 64,147,763 — 5,542,840,763
Software ............................. 6,409,604,017 — — 6,409,604,017
Specialty Retail ........................ 75,816,000 — — 75,816,000
Technology Hardware, Storage & Peripherals . 512,925,000 — — 512,925,000
Warrants ............................... — — —
a
—
Short Term Investments ................... 192,074,528 — — 192,074,528
Total Investments in Securities ........... $27,246,034,518 $299,352,506
b
$— $27,545,387,024
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 800,964,237 — — 800,964,237
Beverages ........................... 193,502,665 — — 193,502,665
Biotechnology ......................... 232,334,815 — — 232,334,815
Broadline Retail ....................... 808,091,912 — — 808,091,912
Building Products ...................... 441,669,417 — — 441,669,417
Capital Markets ........................ 1,024,633,496 — — 1,024,633,496
Chemicals ........................... 581,022,741 — — 581,022,741
Commercial Services & Supplies ........... 146,131,961 — — 146,131,961
Construction Materials .................. 176,357,792 — — 176,357,792
Consumer Staples Distribution & Retail ...... 241,040,491 — — 241,040,491
Electric Utilities ........................ 170,428,113 — — 170,428,113
Electrical Equipment .................... 275,522,058 — — 275,522,058
Electronic Equipment, Instruments &
Components ........................ 748,234,922 — — 748,234,922
Entertainment ......................... 224,304,275 — — 224,304,275
Financial Services ...................... 796,972,384 — — 796,972,384
Ground Transportation .................. 502,106,424 — — 502,106,424
Health Care Equipment & Supplies ......... 605,611,593 — — 605,611,593
Health Care Providers & Services .......... 98,278,973 — — 98,278,973
7. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Health Care Technology ................. $ 86,581,187 $ — $ — $ 86,581,187
Hotels, Restaurants & Leisure ............. 363,125,574 — — 363,125,574
Industrial REITs ....................... 84,922,033 — — 84,922,033
Interactive Media & Services .............. 769,066,735 — — 769,066,735
IT Services ........................... 45,623,578 — 35,621,615 81,245,193
Life Sciences Tools & Services ............ 645,349,701 — — 645,349,701
Machinery ............................ 627,295,305 — — 627,295,305
Pharmaceuticals ....................... 430,576,783 — — 430,576,783
Professional Services ................... 84,512,416 — — 84,512,416
Semiconductors & Semiconductor Equipment . 2,487,931,629 — — 2,487,931,629
Software ............................. 3,098,739,806 — 49,889,345 3,148,629,151
Technology Hardware, Storage & Peripherals . 469,082,838 — — 469,082,838
Trading Companies & Distributors .......... 210,246,708 — — 210,246,708
Convertible Preferred Stocks ................ — — 149,981,946 149,981,946
Preferred Stocks ......................... — 116,227,530 — 116,227,530
Short Term Investments ................... 124,982,832 — — 124,982,832
Total Investments in Securities ........... $17,595,245,394 $116,227,530
c
$235,492,906 $17,946,965,830
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 588,135,000 — — 588,135,000
Air Freight & Logistics ................... 403,760,000 — — 403,760,000
Automobiles .......................... — 145,650,401 — 145,650,401
Banks ............................... 910,920,000 — — 910,920,000
Beverages ........................... 1,193,090,000 — — 1,193,090,000
Biotechnology ......................... 1,000,372,842 — — 1,000,372,842
Capital Markets ........................ 348,991,508 — — 348,991,508
Chemicals ........................... 690,045,000 123,648,806 — 813,693,806
Communications Equipment .............. 173,276,550 — — 173,276,550
Diversified Telecommunication Services ..... 302,890,000 — — 302,890,000
Electric Utilities ........................ 1,563,861,867 — — 1,563,861,867
Energy Equipment & Services ............. 169,000,000 — — 169,000,000
Food Products ........................ 431,000,000 — — 431,000,000
Ground Transportation .................. 767,031,000 — — 767,031,000
Health Care Equipment & Supplies ......... 116,807,800 — — 116,807,800
Health Care Providers & Services .......... 132,232,000 — — 132,232,000
Household Products .................... 955,920,000 — — 955,920,000
IT Services ........................... 222,112,500 — — 222,112,500
Machinery ............................ 98,900,000 — — 98,900,000
Media ............................... 92,794,000 — — 92,794,000
Metals & Mining ....................... 204,155,000 — — 204,155,000
Multi-Utilities .......................... 684,590,000 — — 684,590,000
Oil, Gas & Consumable Fuels ............. 3,434,413,067 — — 3,434,413,067
Pharmaceuticals ....................... 2,782,617,168 — — 2,782,617,168
Semiconductors & Semiconductor Equipment . 534,350,000 — — 534,350,000
Specialty Retail ........................ 612,341,600 — — 612,341,600
Textiles, Apparel & Luxury Goods .......... 71,040,000 — — 71,040,000
Management Investment Companies :
Capital Markets ........................ 90,952,147 — 522,915,156 613,867,303
7. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Equity-Linked Securities ................... $ — $ 14,728,558,538 $ — $ 14,728,558,538
Convertible Preferred Stocks :
Aerospace & Defense ................... 379,440,000 — — 379,440,000
Capital Markets ........................ 53,000,000 — — 53,000,000
Chemicals ........................... 224,700,000 — — 224,700,000
Electric Utilities ........................ 363,940,000 — — 363,940,000
Financial Services ...................... — 203,520,000 — 203,520,000
Preferred Stocks ......................... 60,000,000 — — 60,000,000
Convertible Bonds ....................... — 133,275,000 — 133,275,000
Corporate Bonds ........................ — 26,354,981,163 — 26,354,981,163
Senior Floating Rate Interests ............... — 721,056,393 — 721,056,393
U.S. Government and Agency Securities ....... — 5,137,112,263 — 5,137,112,263
Asset-Backed Securities ................... — 89,487,277 — 89,487,277
Mortgage-Backed Securities ................ — 4,617,135,300 — 4,617,135,300
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 173,015,749 1,320,247,557 — 1,493,263,306
Total Investments in Securities ........... $19,829,694,798 $53,574,672,698
d
$522,915,156 $73,927,282,652
Liabilities:
Other Financial Instruments:
Options Written .......................... $116,344,875 $— $— $116,344,875
Unfunded Loan Commitments ............... — 4,255 — 4,255
Total Other Financial Instruments ......... $116,344,875 $4,255 $— $116,349,130
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... — 52,177,348 — 52,177,348
Mortgage-Backed Securities ................ — 2,035,948,103 — 2,035,948,103
Short Term Investments ................... 52,731,248 — — 52,731,248
Total Investments in Securities ........... $52,731,248 $2,088,125,451 $— $2,140,856,699
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ 3,876,786,122 — — 3,876,786,122
Gas Utilities .......................... 97,745,500 — — 97,745,500
Independent Power and Renewable Electricity
Producers .......................... 543,012,000 119,135,485 — 662,147,485
Multi-Utilities .......................... 1,608,017,474 201,606,553 — 1,809,624,027
Oil, Gas & Consumable Fuels ............. 288,316,500 — — 288,316,500
Water Utilities ......................... 38,997,000 47,108,295 — 86,105,295
Short Term Investments ................... 13,831,210 — — 13,831,210
Total Investments in Securities ........... $6,466,705,806 $367,850,333
f
$— $6,834,556,139
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $299,352,506, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $116,227,530, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $269,299,207, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Schedule of Investments.
7. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2025, the reconciliation is as follows:
Level 3 financial instruments, for the Franklin Growth Fund, include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
Abbreviations
f
Includes foreign securities valued at $367,850,333, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
IT Services ........ $ 31,148,647 $ — $ — $ — $ — $ — $ — $ 4,472,968 $ 35,621,615 $ 4,472,968
Software .......... 23,735,324 19,999,905 — — — — — 6,154,116 49,889,345 6,154,116
Convertible Preferred
Stocks :
IT Services ........ 3,015,216 — — — — — — 432,987 3,448,203 432,987
Software .......... 89,474,848 — — — — — — 10,038,197 99,513,045 10,038,197
Trading Companies &
Distributors ...... 25,000,003 — — — — — — 22,020,695 47,020,698 22,020,695
Total Investments in
Securities ............ $172,374,038 $19,999,905 $— $— $— $— $— $43,118,963 $235,492,906 $43,118,963
a
Purchases include all purchases of securities and securities received in corporate actions.
Selected Portfolio
ADR
American Depositary Receipt
BDC
Business Development Company
CME
Chicago Mercantile Exchange
CVR
Contingent Value Right
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
7. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.